UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Morgan, Lewis, Bockius LLP 2020 K Street NW Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

Quarterly Report

30 September 2015

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 90.6%
COMMODITIES — 15.4%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,182,671	$17,917,466
PowerShares DB Oil Fund (a) (b)	737	8,365

		17,925,831

INFLATION LINKED — 24.4%
SPDR Barclays TIPS ETF (b) (c)	385,007	21,260,087
SPDR DB International Government Inflation-Protected Bond ETF (c)	134,457	6,997,142

		28,257,229

NATURAL RESOURCES — 32.9%
Energy Select Sector SPDR Fund (c)	82,855	5,070,726
PowerShares Global Agriculture Portfolio	134,754	3,172,109
SPDR S&P Global Natural Resources ETF (c)	843,091	27,375,165
SPDR S&P International Energy Sector ETF (c)	137,996	2,145,838
SPDR S&P Metals & Mining ETF (c)	27,888	466,287

		38,230,125

REAL ESTATE — 17.9%
SPDR Dow Jones International Real Estate ETF (c)	260,096	10,232,176
SPDR Dow Jones REIT ETF (c)	122,788	10,580,642

		20,812,818

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $135,651,500)		$105,226,003

SHORT TERM INVESTMENT — 9.5%
MONEY MARKET FUND — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c) (d) (Cost $10,986,502)	10,986,502	$10,986,502

TOTAL INVESTMENTS — 100.1% (e)
(Cost $146,638,002)		116,212,505

OTHER ASSETS & LIABILITIES — (0.1)%		(143,760)

NET ASSETS — 100.0%		$116,068,745

(a)	Qualified Publicly Traded Partnerships
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

REIT = Real Estate Investment Trust

See Notes to Schedules of Investments.

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 94.5%
DOMESTIC EQUITY — 14.9%
Consumer Discretionary Select Sector SPDR Fund (a)	29,694	$2,205,077
Financial Select Sector SPDR Fund (a)	96,884	2,195,391
Health Care Select Sector SPDR Fund (a)	31,932	2,114,856
SPDR S&P Dividend ETF (a)	61,315	4,424,490
SPDR Wells Fargo Preferred Stock ETF (a)	125,402	5,485,084

		16,424,898

DOMESTIC FIXED INCOME — 44.2%
SPDR Barclays Convertible Securities ETF (a)	121,476	5,432,407
SPDR Barclays High Yield Bond ETF (a)	464,793	16,574,518
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	98,357	3,339,220
SPDR Barclays Long Term Corporate Bond ETF (a)	346,363	13,272,630
SPDR Barclays Long Term Treasury ETF (a)	141,886	10,146,268

		48,765,043

INFLATION LINKED — 2.5%
SPDR Barclays TIPS ETF (a) (b)	50,290	2,777,014

INTERNATIONAL EQUITY — 19.5%
SPDR S&P Global Infrastructure ETF (a)	77,011	3,298,381
SPDR S&P International Dividend ETF (a)	62,825	2,133,537
SPDR STOXX Europe 50 ETF (a)	136,089	4,300,412
WisdomTree Europe Hedged Equity Fund	117,253	6,407,877
WisdomTree Japan Hedged Equity Fund	109,448	5,325,740

		21,465,947

INTERNATIONAL FIXED INCOME — 3.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	134,794	3,313,236

REAL ESTATE — 10.4%
SPDR Dow Jones International Real Estate ETF (a)	115,155	4,530,198
SPDR Dow Jones REIT ETF (a)	81,096	6,988,042

		11,518,240

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $110,344,015)		$104,264,378

Security Description	Shares	Value
SHORT TERM INVESTMENT — 5.5%
MONEY MARKET FUND — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (a) (c) (Cost $6,033,729)	6,033,729	$6,033,729

TOTAL INVESTMENTS — 100.0% (d)
(Cost $116,377,744)		110,298,107

OTHER ASSETS & LIABILITIES — 0.00% (e)		(37,872)

NET ASSETS — 100.0%		$110,260,235

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See Notes to Schedules of Investments.

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 83.5%
DOMESTIC EQUITY — 11.9%
Consumer Discretionary Select Sector SPDR Fund (a)	43,805	$3,252,959
Financial Select Sector SPDR Fund (a)	139,116	3,152,369
Health Care Select Sector SPDR Fund (a)	45,139	2,989,556
SPDR S&P 500 ETF Trust (a)	49,083	9,405,775

		18,800,659

DOMESTIC FIXED INCOME — 27.2%
SPDR Barclays Aggregate Bond ETF (a)	56,016	3,238,285
SPDR Barclays High Yield Bond ETF (a)	521,652	18,602,110
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	48,914	1,660,630
SPDR Barclays Intermediate Term Treasury ETF (a)	26,779	1,623,611
SPDR Barclays Long Term Corporate Bond ETF (a)	252,671	9,682,353
SPDR Barclays Long Term Treasury ETF (a)	115,356	8,249,108

		43,056,097

INFLATION LINKED — 3.0%
SPDR Barclays TIPS ETF (a) (b)	87,789	4,847,708

INTERNATIONAL EQUITY — 34.1%
SPDR S&P International Small Cap ETF (a)	170,463	4,691,142
SPDR S&P World ex-US ETF (a)	888,100	22,495,573
WisdomTree Europe Hedged Equity Fund	252,833	13,817,323
WisdomTree Japan Hedged Equity Fund	266,430	12,964,484

		53,968,522

REAL ESTATE — 7.3%
SPDR Dow Jones International Real Estate ETF (a)	82,856	3,259,555
SPDR Dow Jones REIT ETF (a)	97,384	8,391,579

		11,651,134

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $140,404,445)		$132,324,120

Security Description	Shares	Value
SHORT TERM INVESTMENT — 16.5%
MONEY MARKET FUND — 16.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (a) (c) (Cost $26,076,143)	26,076,143	$26,076,143

TOTAL INVESTMENTS — 100.0% (d)
(Cost $166,480,588)		158,400,263

OTHER ASSETS & LIABILITIES — 0.00% (e)		636

NET ASSETS — 100.0%		$158,400,899

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See Notes to Schedules of Investments.

SPDR Blackstone/GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone/GSO Senior Loan Portfolio. The schedule of investments for the Blackstone/GSO Senior Loan Portfolio follows.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS* — 86.5%
AEROSPACE & DEFENSE — 0.7%
TransDigm, Inc., Senior Secured Term Loan D, 3.75%, 6/4/21	$4,974,811	$4,921,954

AIRLINES — 1.0%
American Airlines, Inc., Senior Secured Term Loan B, 3.50%, 10/10/21	3,750,000	3,742,969
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,221,654	3,214,759

		6,957,728

AUTO COMPONENTS — 0.7%
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	4,950,000	4,710,767

AUTOMOBILES — 0.6%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,104,167	4,075,950

CAPITAL MARKETS — 0.2%
Hamilton Lane Advisors LLC, Senior Secured Term Loan B, 4.25%, 7/9/22	1,411,765	1,411,765

CHEMICALS — 2.1%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 3.75%, 2/1/20	5,375,319	5,337,880
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	4,029,617	3,951,181
Univar, Inc., Senior Secured Term Loan, 4.25%, 7/1/22	4,948,610	4,864,707

		14,153,768

COMMERCIAL SERVICES & SUPPLIES — 5.3%
Acosta Holdco, Inc., Senior Secured Term Loan, 4.25%, 9/26/21	1,835,861	1,811,196
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	3,759,660	3,712,664
Aramark Services, Inc., Senior Secured Term Loan F, 3.25%, 2/24/21	1,970,000	1,966,513
Asurion LLC
Senior Secured Term Loan B1, 5.00%, 5/24/19	1,511,445	1,445,697
Senior Secured Term Loan B4, 5.00%, 8/4/22	11,609,804	11,005,746
Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	10,381,859	9,408,560
EnergySolutions LLC, Senior Secured Term Loan, 6.75%, 5/29/20	1,875,714	1,847,579

Security Description	Principal Amount	Value
Lineage Logistics Holdings LLC, Senior Secured Term Loan, 4.50%, 4/7/21	$3,030,769	$2,936,058
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,734,560	1,715,046

		35,849,059

COMMUNICATIONS EQUIPMENT — 1.2%
Blue Coat Systems, Inc., Senior Secured Term Loan, 4.50%, 5/20/22	5,341,246	5,304,525
CommScope, Inc., Senior Secured Term Loan B5, 3.75%, 12/29/22	1,405,547	1,406,426
Penton Media, Inc., Senior Secured Term Loan, 5.00%, 10/3/19	1,326,908	1,324,427

		8,035,378

CONTAINERS & PACKAGING — 2.2%
Berry Plastics Holding Corp.
Senior Secured Term Loan F, 4.00%, 10/1/22	3,316,456	3,314,632
Senior Secured Term Loan D, 3.50%, 2/8/20	2,927,444	2,905,019
Senior Secured Term Loan E, 3.75%, 1/6/21	1,105,503	1,099,577
Hilex Poly Co. LLC, Senior Secured Term Loan B, 6.00%, 12/5/21	1,214,909	1,213,901
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20 (a)	1,970,000	1,959,165
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.50%, 12/1/18	2,400,190	2,404,282
Tekni-Plex, Inc., Senior Secured Term Loan B, 4.50%, 6/1/22	2,230,435	2,227,089

		15,123,665

DISTRIBUTORS — 0.4%
American Tire Distributors Holdings, Inc., Senior Secured Term Loan, 5.25%, 9/1/21	1,943,324	1,949,796
Exopack Holdings SA, Senior Secured Term Loan B1, 4.50%, 5/8/19	595,040	594,915

		2,544,711

DIVERSIFIED CONSUMER SERVICES — 1.9%
Nord Anglia Education Finance LLC, Senior Secured Term Loan, 5.00%, 3/31/21	2,816,399	2,772,407
ServiceMaster Co., Senior Secured Term Loan B, 4.25%, 7/1/21	9,620,204	9,625,447

See Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
WASH Multifamily Laundry Systems LLC
Senior Secured Canadian First Lien Term Loan, 4.25%, 5/14/22	$87,445	$86,571
Senior Secured First Lien Term Loan, 4.25%, 5/14/22	499,319	494,326

		12,978,751

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP, Senior Secured Term Loan B, 4.50%, 7/28/22	1,782,178	1,780,236
Opal Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,639,812	1,610,706
Tech Finance & Co., SCA, Senior Secured Term Loan B, 5.00%, 7/10/20	1,630,192	1,627,477
TransUnion LLC, Senior Secured Term Loan B2, 3.50%, 4/9/21	4,509,639	4,471,600

		9,490,019

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	4,141,243	4,036,676
Numericable Group SA, Senior Secured Term Loan B5, 4.00%, 7/31/22	1,781,818	1,753,086

		5,789,762

ELECTRIC UTILITIES — 1.1%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	1,974,822	1,931,800
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	3,441,105	3,085,518
Panda Temple II Power LLC, Senior Secured Term Loan B, 7.25%, 4/3/19	3,000,000	2,700,000

		7,717,318

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	4,060,655	4,031,662
Pelican Products, Inc., Senior Secured Term Loan, 5.25%, 4/10/20 (a)	1,001,543	1,002,795
Zebra Technologies Corp., Senior Secured Term Loan B, 4.75%, 10/27/21	4,326,019	4,358,940

		9,393,397

ENERGY EQUIPMENT & SERVICES — 1.5%
Expro FinServices S.A.R.L., Senior Secured Term Loan, 5.75%, 9/2/21 (a)	5,568,750	4,540,842

Security Description	Principal Amount	Value
Granite Acquisition, Inc.
Senior Secured Term Loan B, 5.00%, 12/19/21	$2,236,872	$2,195,859
Senior Secured Term Loan C, 5.00%, 12/19/21	99,166	97,348
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/8/20	3,517,712	3,113,176

		9,947,225

FOOD & STAPLES RETAILING — 3.2%
Albertson’s LLC
Senior Secured Term Loan B2, 5.38%, 3/21/19	3,945,961	3,951,426
Senior Secured Term Loan B4, 5.50%, 8/25/21	5,636,149	5,644,519
BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/26/19	2,987,382	2,963,483
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,917,793	2,925,817
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/31/19	6,562,469	6,565,947

		22,051,192

FOOD PRODUCTS — 0.6%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,684,168	2,682,155
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.00%, 4/29/20	1,733,936	1,732,081

		4,414,236

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Accellent, Inc., Senior Secured First Lien Term Loan, 4.50%, 3/12/21	2,402,439	2,402,439
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18 (a)	3,413,505	3,398,571
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.50%, 5/4/18	5,454,727	5,448,481
Ortho-Clinical Diagnostics, Inc., Senior Secured Term Loan B, 4.75%, 6/30/21	6,784,351	6,679,770

		17,929,261

HEALTH CARE PROVIDERS & SERVICES — 2.7%
CHG Healthcare Services, Inc., Senior Secured Term Loan, 4.25%, 11/19/19	2,116,896	2,115,139
Community Health Systems, Inc.
Senior Secured Term Loan G, 3.75%, 12/31/19	1,661,539	1,660,932
Senior Secured Term Loan H, 4.00%, 1/27/21	3,057,187	3,061,207

See Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Concordia Healthcare Corp., Senior Secured Term Loan B, 4.75%, 4/21/22	$524,459	$524,679
FHC Health Systems, Inc., Senior Secured Term Loan, 5.00%, 12/23/21	5,218,873	5,156,925
MPH Acquisition Holdings LLC, Senior Secured Term Loan, 3.75%, 3/31/21	2,645,876	2,617,764
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.25%, 1/31/21 (a)	714,508	710,042
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19	2,481,776	2,466,265

		18,312,953

HEALTH CARE TECHNOLOGY — 0.7%
CT Technologies Intermediate Holdings, Inc., Senior Secured First Lien Term Loan, 5.25%, 12/1/21	460,385	459,618
IMS Health, Inc., Senior Secured Term Loan, 3.50%, 3/17/21	4,428,920	4,416,452

		4,876,070

HOTELS, RESTAURANTS & LEISURE — 5.2%
Alpha Topco (Delta 2 (LUX) S.A.R.L.)
Senior Secured Term Loan B3, 4.75%, 7/30/21	7,018,093	6,906,260
Senior Secured Second Lien Term Loan, 7.75%, 7/31/22	2,561,701	2,474,181
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/11/20	4,542,869	4,255,692
CEC Entertainment, Inc., Senior Secured Term Loan, 4.00%, 2/14/21	5,859,928	5,723,187
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	3,604,167	3,600,779
Scientific Games International, Inc., Senior Secured Term Loan B2, 6.00%, 10/1/21	12,844,118	12,701,612

		35,661,711

HOUSEHOLD DURABLES — 1.4%
Jarden Corp., Senior Secured Term Loan B2, 2.94%, 7/30/22	2,571,429	2,573,833
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,109,704	3,115,908
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	3,861,520	3,793,962

		9,483,703

Security Description	Principal Amount	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Astoria Energy LLC, Senior Secured Term Loan B, 5.00%, 12/24/21	$1,076,431	$1,074,633
Calpine Corp., Senior Secured Term Loan B3, 4.00%, 10/9/19	2,345,592	2,343,633
NRG Energy, Inc., Senior Secured Term Loan B, LIBOR + 2.00%, 7/2/18	3,989,770	3,913,465
Panda Sherman Power LLC, Senior Secured Term Loan, 9.00%, 9/14/18	2,984,929	2,731,210

		10,062,941

INSURANCE — 1.7%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 4.50%, 8/12/22	2,362,500	2,335,934
AmWINS Group LLC, Senior Secured Second Lien Term Loan, 9.50%, 9/4/20	1,071,429	1,075,002
Hub International, Ltd., Senior Secured Term Loan B, 4.00%, 10/2/20	4,465,995	4,373,884
National Financial Partners Corp., Senior Secured Term Loan B, 4.50%, 7/1/20	3,923,693	3,864,838

		11,649,658

INTERNET SOFTWARE & SERVICES — 1.7%
Go Daddy Operating Co. LLC, Senior Secured Term Loan B, 4.25%, 5/13/21	1,356,117	1,358,870
Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	3,142,045	3,088,364
Sabre, Inc., Senior Secured Term Loan B, 4.00%, 2/19/19	5,374,422	5,361,658
SurveyMonkey.com LLC, Senior Secured Term Loan B, 6.25%, 2/5/19	1,912,670	1,869,634

		11,678,526

IT SERVICES — 2.9%
First Data Corp.
Senior Secured Extended Term Loan, 3.70%, 3/24/18	10,987,969	10,914,184
Senior Secured Term Loan, 3.70%, 9/24/18	3,960,401	3,927,728
Senior Secured Term Loan, 3.95%, 7/8/22	4,705,882	4,692,353

		19,534,265

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Jaguar Holding Co. II, Senior Secured Term Loan B, 4.25%, 8/18/22	5,101,036	5,052,423

MACHINERY — 2.3%
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.50%, 8/23/19	3,906,666	3,911,783

See Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	$2,947,368	$2,786,088
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	6,098,673	5,794,806
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	3,325,089	3,299,619

		15,792,296

MARINE — 0.5%
Drillships Ocean Ventures, Inc., Senior Secured Term Loan B, 5.50%, 7/25/21	4,986,940	3,353,717

MEDIA — 4.8%
Charter Communications Operating LLC, Senior Secured Term Loan I, 3.50%, 1/24/23	5,036,374	5,016,455
Clear Channel Communications, Inc., Senior Secured Term Loan D, 6.94%, 1/30/19	5,000,000	4,160,150
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	4,858,570	4,105,492
Interactive Data Corp., Senior Secured Term Loan, 4.75%, 5/2/21	7,445,608	7,431,648
Neptune Finco Corp., Senior Secured Term Loan B, 5.00%, 9/21/22	6,849,315	6,820,205
Univision Communications, Inc.
Senior Secured Term Loan C3, 4.00%, 3/1/20	1,975,592	1,965,566
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,934,075	2,919,405

		32,418,921

METALS & MINING — 1.8%
Fairmount Minerals, Ltd., Senior Secured Term Loan B2, 4.50%, 9/5/19	2,940,000	2,315,250
FMG Resources August 2006 Pty, Ltd., Senior Secured Term Loan B, 3.75%, 6/30/19	12,215,706	10,021,521

		12,336,771

MULTI-UTILITIES — 0.4%
Power Team Services LLC, Senior Secured First Lien Term Loan, 4.25%, 5/6/20 (a)	2,888,037	2,862,766

MULTILINE RETAIL — 2.3%
Dollar Tree, Inc., Senior Secured Term Loan B1, 3.50%, 7/6/22	6,600,971	6,614,734
Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20 (a)	9,339,626	9,158,671

		15,773,405

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 2.2%
Arch Coal, Inc., Senior Secured Term Loan B, 6.25%, 5/16/18	$6,910,918	$3,946,894
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20 (a)	2,593,474	2,463,800
Fieldwood Energy LLC, Senior Secured Second Lien Term Loan, 8.38%, 9/30/20	6,389,590	1,815,698
Murray Energy Corp.
Senior Secured Term Loan B1, 7.00%, 4/16/17	3,913,269	3,482,810
Senior Secured Term Loan B2, 7.50%, 4/16/20	2,063,793	1,612,627
Penn Products Terminals LLC, Senior Secured Term Loan B, 4.75%, 4/13/22	1,492,500	1,473,844

		14,795,673

PERSONAL PRODUCTS — 1.3%
NBTY, Inc., Senior Secured Term Loan B2, 3.50%, 10/1/17	3,000,000	2,984,250
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,797,457	5,804,704

		8,788,954

PHARMACEUTICALS — 1.5%
Endo Luxembourg Finance Co. I S.A.R.L., Senior Secured Term Loan B, 3.75%, 9/26/22	4,085,106	4,079,367
Valeant Pharmaceuticals International, Inc.
Senior Secured Term Loan B, 3.75%, 8/5/20	3,454,684	3,409,341
Senior Secured Term Loan B F1, 4.00%, 4/1/22	2,765,855	2,741,667

		10,230,375

PROFESSIONAL SERVICES — 0.7%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 7/23/21	4,899,905	4,821,800

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
Communications Sales & Leasing, Inc., Senior Secured Term Loan B, 5.00%, 10/24/22	6,948,103	6,548,587
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	1,950,263	1,948,137

		8,496,724

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Avago Technologies, Ltd., Senior Secured Term Loan B, 3.75%, 5/6/21	5,533,409	5,536,563

See Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Freescale Semiconductor, Inc.
Senior Secured Term Loan B4, 4.25%, 2/28/20	$3,158,477	$3,159,788
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,450,000	2,454,594

		11,150,945

SOFTWARE — 11.6%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	1,637,356	1,635,310
Aspect Software, Inc., Senior Secured Term Loan B, 7.50%, 5/7/16 (a)	8,895,342	8,717,435
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	10,574,984	9,647,029
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,927,262	2,918,114
Compuware Corp.
Senior Secured Term Loan B2, 6.25%, 12/15/21	4,477,444	4,326,330
Senior Secured Second Lien Term Loan, 9.25%, 12/9/22	2,000,000	1,810,000
Epicor Software Corp., Senior Secured First Lien Term Loan, 4.75%, 6/1/22	5,711,176	5,682,621
Infor (US), Inc.
Senior Secured Term Loan B3, 3.75%, 6/3/20	1,677,690	1,625,782
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,671,215	2,590,531
Italics Merger Sub, Inc., Senior Secured Term Loan, 4.50%, 8/5/22	4,936,709	4,914,741
Kronos, Inc.
Senior Secured Incremental Term Loan, 4.50%, 10/30/19	2,998,900	2,992,331
Senior Secured Second Lien Term Loan, 9.75%, 4/30/20	6,094,695	6,224,238
MA FinanceCo., LLC, Senior Secured Term Loan B, 5.25%, 11/19/21	4,381,876	4,385,995
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,778,953	2,772,881
Mitel US Holdings, Inc., Senior Secured Term Loan, 5.50%, 4/29/22	3,565,007	3,550,533
Sophia LP, Senior Secured Term Loan B, 4.75%, 9/30/22	3,519,553	3,516,808
TIBCO Software, Inc., Senior Secured Term Loan B, 6.50%, 12/4/20	8,694,257	8,629,050
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	2,905,539	2,907,065

		78,846,794

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 2.9%
Academy, Ltd., Senior Secured Term Loan B, 5.00%, 7/1/22	$5,601,201	$5,579,861
Bass Pro Group LLC, Senior Secured Term Loan, 4.00%, 6/5/20	3,173,398	3,161,497
Michaels Stores, Inc., Senior Secured Term Loan B, 3.75%, 1/28/20	1,955,000	1,954,482
Party City Holdings, Inc., Senior Secured Term Loan B, 4.25%, 8/19/22	1,687,898	1,686,843
PetSmart, Inc., Senior Secured Term Loan B, 4.25%, 3/11/22	7,679,867	7,675,413

		20,058,096

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
BWAY Holding Co., Inc., Senior Secured Term Loan B, 5.50%, 8/14/20	2,116,071	2,112,104
Dell, Inc., Senior Secured Term Loan B2, 4.00%, 4/29/20	11,909,923	11,864,070

		13,976,174

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc., Senior Secured Term Loan B, 4.00%, 10/1/22	1,773,399	1,772,654

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Avaya, Inc., Senior Secured Term Loan B7, 6.25%, 5/29/20	13,830,054	10,917,099

TOTAL SENIOR FLOATING RATE LOANS
(Cost $614,713,859)		$590,201,320

CORPORATE BONDS & NOTES — 9.9%
AEROSPACE & DEFENSE — 0.3%
Orbital ATK, Inc., 5.50%, 10/1/23 (b)	$2,000,000	$2,005,000

CHEMICALS — 0.5%
PQ Corp., 8.75%, 11/1/18 (b)	3,242,000	3,242,000

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Services, Inc., 5.75%, 3/15/20	1,000,000	1,039,375

CONTAINERS & PACKAGING — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (b)	3,000,000	2,936,250
Coveris Holdings SA, 7.88%, 11/1/19 (b)	2,600,000	2,463,500

		5,399,750

DIVERSIFIED CONSUMER SERVICES — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,000,000	1,010,000

See Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 1.0%
HCA, Inc., 4.75%, 5/1/23	$2,000,000	$2,007,000
Tenet Healthcare Corp., 3.84%, 6/15/20 (b)	5,000,000	4,965,625

		6,972,625

HOTELS, RESTAURANTS & LEISURE — 1.1%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20	1,465,000	1,391,750
Scientific Games Corp., 8.13%, 9/15/18	3,000,000	2,790,000
Scientific Games International, Inc., 7.00%, 1/1/22 (b)	3,400,000	3,349,000

		7,530,750

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp., 3.32%, 6/1/19	3,000,000	2,850,000

INTERNET SOFTWARE & SERVICES — 0.1%
Sabre, Inc., 5.38%, 4/15/23 (b)	950,000	935,750

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21 (a)	2,000,000	2,025,000

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Quintiles Transnational Corp., 4.88%, 5/15/23 (b)	1,650,000	1,633,500

MEDIA — 2.3%
iHeartCommunications, Inc., 9.00%, 12/15/19	10,000,000	8,600,000
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19 (b)	5,000,000	4,975,000
Univision Communications, Inc., 5.13%, 5/15/23 (b)	2,000,000	1,900,000

		15,475,000

METALS & MINING — 0.8%
FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (b)	1,000,000	931,250
Novelis, Inc., 8.38%, 12/15/17	5,000,000	4,850,000

		5,781,250

SOFTWARE — 0.6%
Infor (US), Inc., 5.75%, 8/15/20 (b)	4,000,000	3,980,000

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Avaya, Inc.
7.00%, 4/1/19 (b)	3,000,000	2,377,500
9.00%, 4/1/19 (b)	4,000,000	3,320,000
10.50%, 3/1/21 (b)	3,850,000	1,771,000

		7,468,500

TOTAL CORPORATE BONDS & NOTES
(Cost $73,391,880)		$67,348,500

Security Description	Principal Amount	Value
SHORT TERM INVESTMENT — 4.7%
MONEY MARKET FUND — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c) (d) (e) (Cost $32,080,864)	$32,080,864	$32,080,864

TOTAL INVESTMENTS — 101.1% (f)
(Cost $720,186,603)		689,630,684

OTHER ASSETS & LIABILITIES — (1.1)%		(7,646,437)

NET ASSETS — 100.0%		$681,984,247

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.0% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

See Notes to Schedules of Investments.

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
ASSET BACKED SECURITIES — 22.0%
AUTOMOBILES — 10.8%
Drive Auto Receivables Trust, 1.07%, 6/15/18 (a) (b)	$250,000	$250,000
Ford Credit Auto Lease Trust, 0.76%, 9/15/16	60,636	60,642
Ford Credit Floorplan Master Owner Trust, 0.61%, 2/15/19 (a)	200,000	199,561
GE Dealer Floorplan Master Note Trust, 0.60%, 7/20/19 (a)	250,000	248,231
John Deere Owner Trust, 0.54%, 7/17/17	250,807	250,648
Mercedes-Benz Master Owner Trust, 0.54%, 4/15/19 (a) (b)	500,000	498,769
Santander Drive Auto Receivables Trust, 0.82%, 2/15/18	97,014	97,006
World Omni Auto Receivables Trust, 0.60%, 1/16/18	127,203	127,153

		1,732,010

CREDIT CARD RECEIVABLES — 10.5%
BA Credit Card Trust, 0.50%, 1/15/20 (a)	300,000	299,827
Barclays Dryrock Issuance Trust
0.57%, 12/16/19 (a)	200,000	199,554
0.55%, 3/16/20 (a)	100,000	99,852
Capital One Multi-Asset Execution Trust, 0.57%, 6/15/20 (a)	250,000	250,080
Citibank Credit Card Issuance Trust, 0.63%, 9/10/20 (a)	250,000	250,250
Golden Credit Card Trust, 0.58%, 3/15/19 (a) (b)	585,000	582,864

		1,682,427

STUDENT LOAN ABS — 0.7%
SLM Student Loan Trust, 0.44%, 7/25/19 (a)	108,020	107,737

TOTAL ASSET BACKED SECURITIES
(Cost $3,528,014)		$3,522,174

CORPORATE BONDS & NOTES — 66.0%
AEROSPACE & DEFENSE — 1.6%
Boeing Co., 0.42%, 10/30/17 (a)	$250,000	$249,085

AUTOMOBILES — 8.0%
American Honda Finance Corp.
0.71%, 5/26/16 (a) (b)	220,000	220,326
0.45%, 9/2/16 (a)	100,000	99,960
Daimler Finance North America LLC
0.98%, 8/1/16 (a) (b)	160,000	159,932
1.25%, 1/11/16 (b)	350,000	350,399

Security Description	Principal Amount	Value
Volkswagen International Finance NV, 1.15%, 11/20/15 (b)	$450,000	$449,527

		1,280,144

BANKS — 23.3%
American Express Centurion Bank, 0.76%, 11/13/15 (a)	60,000	60,018
Bank of America NA
0.78%, 2/14/17 (a)	125,000	124,752
0.73%, 5/8/17 (a)	400,000	398,699
Bank of Montreal, 0.81%, 7/15/16 (a)	175,000	175,431
Canadian Imperial Bank of Commerce, 0.81%, 7/18/16 (a)	100,000	100,249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.82%, 3/18/16 (a)	225,000	225,302
JPMorgan Chase & Co.
2.60%, 1/15/16	250,000	251,340
0.77%, 11/18/16 (a)	225,000	224,899
National Australia Bank, Ltd., 0.61%, 6/30/17 (a) (b)	250,000	249,354
Nederlandse Waterschapsbank NV, 0.49%, 10/18/16 (a) (b)	200,000	200,325
Royal Bank of Canada, 0.58%, 6/16/17 (a)	320,000	318,862
Svenska Handelsbanken AB, 0.80%, 3/21/16 (a)	250,000	250,310
Toronto-Dominion Bank, 0.54%, 5/2/17 (a)	380,000	379,021
US Bancorp, 0.81%, 11/15/18 (a)	150,000	149,848
US Bank NA, 0.60%, 1/26/18 (a)	250,000	250,103
Wells Fargo & Co., 0.63%, 6/2/17 (a)	150,000	149,607
Westpac Banking Corp., 0.76%, 11/25/16 (a)	220,000	220,345

		3,728,465

BEVERAGES — 6.1%
Anheuser-Busch InBev Finance, Inc., 0.70%, 2/1/19 (a)	250,000	246,892
Diageo Finance BV, 5.30%, 10/28/15	485,000	486,452
PepsiCo, Inc., 0.54%, 7/17/17 (a)	250,000	249,952

		983,296

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc., 0.61%, 3/3/17 (a)	250,000	249,997

CONSUMER FINANCE — 5.0%
Caterpillar Financial Services Corp.
0.47%, 3/3/17 (a)	200,000	199,445
0.51%, 6/9/17 (a)	200,000	199,282
John Deere Capital Corp., 1.85%, 9/15/16	400,000	404,516

		803,243

See Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 6.5%
American Express Credit Corp., 0.62%, 9/22/17 (a)	$250,000	$248,733
BP Capital Markets PLC, 0.63%, 11/6/15 (a)	150,000	150,005
General Electric Capital Corp., 1.18%, 5/9/16 (a)	150,000	150,338
Toyota Motor Credit Corp.
0.43%, 9/23/16 (a)	100,000	99,941
0.52%, 5/16/17 (a)	400,000	399,118

		1,048,135

HEALTH CARE PROVIDERS & SERVICES — 1.6%
UnitedHealth Group, Inc., 0.74%, 1/17/17 (a)	250,000	249,995

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc., 0.78%, 8/1/19 (a)	160,000	154,731

MEDIA — 2.2%
NBCUniversal Enterprise, Inc.
0.83%, 4/15/16 (a) (b)	200,000	200,220
0.97%, 4/15/18 (a) (b)	150,000	149,857

		350,077

METALS & MINING — 1.2%
Rio Tinto Finance USA PLC, 1.17%, 6/17/16 (a)	200,000	200,131

OIL, GAS & CONSUMABLE FUELS — 5.3%
Chevron Corp., 0.50%, 3/2/18 (a)	250,000	248,483
ConocoPhillips Co., 0.65%, 5/15/18 (a)	250,000	248,694
Statoil ASA, 0.51%, 11/9/17 (a)	350,000	347,862

		845,039

ROAD & RAIL — 0.7%
Canadian National Railway Co., 0.50%, 11/6/15 (a)	119,000	118,984

SPECIALTY RETAIL — 1.9%
Home Depot, Inc., 0.71%, 9/15/17 (a)	300,000	300,466

TOTAL CORPORATE BONDS & NOTES
(Cost $10,586,256)		$10,561,788

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Province of Quebec Canada, 0.56%, 9/4/18 (a) (Cost $400,000)	$400,000	$399,772

U.S. TREASURY OBLIGATIONS — 9.0%
Treasury Notes
0.88%, 9/15/16	$420,000	$421,957
0.88%, 4/30/17	620,000	623,100
0.63%, 5/31/17	400,000	400,297

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,444,075)		$1,445,354

Security Description	Principal Amount	Value
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c) (d) (e) (Cost $200,254)	$200,254	$200,254

TOTAL INVESTMENTS — 100.8% (f)
(Cost $16,158,599)		16,129,342

OTHER ASSETS & LIABILITIES — (0.8)%		(128,580)

NET ASSETS — 100.0%		$16,000,762

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2015. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 20.7% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

ABS = Asset-Backed Securities

PLC = Public Limited Company

See Notes to Schedules of Investments.

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.9%
AUSTRALIA — 0.1%
CNOOC Finance 2015 Australia Pty, Ltd., 2.63%, 5/5/20	$1,500,000	$1,477,535

AUSTRIA — 0.1%
ESAL GmbH, 6.25%, 2/5/23	200,000	184,000
JBS Investments GmbH, 7.75%, 10/28/20	400,000	410,000

		594,000

BERMUDA — 0.3%
Inkia Energy, Ltd.
8.38%, 4/4/21 (a)	200,000	207,500
8.38%, 4/4/21	200,000	207,500
NCL Corp., Ltd., 5.25%, 11/15/19 (a)	1,795,000	1,829,787
Viking Cruises, Ltd., 8.50%, 10/15/22 (a)	1,525,000	1,669,875

		3,914,662

BRAZIL — 0.1%
Banco do Brasil SA, 9.00%, 6/29/49 (b)	200,000	116,414
Cosan Overseas, Ltd., 8.25%, 11/29/49	700,000	542,500
Globo Comunicacao e Participacoes SA, 5.31%, 5/11/22	700,000	696,500

		1,355,414

BRITISH VIRGIN ISLANDS — 0.2%
Central American Bottling Corp., 6.75%, 2/9/22	500,000	523,250
CNPC General Capital, Ltd., 2.75%, 5/14/19	500,000	501,099
CNPC HK Overseas Capital, Ltd., 4.50%, 4/28/21	400,000	425,257
Sinopec Group Overseas Development 2014, Ltd., 2.75%, 4/10/19	287,000	290,844
Sinopec Group Overseas Development 2015, Ltd.
2.50%, 4/28/20 (a)	500,000	492,741
2.50%, 4/28/20	500,000	492,741

		2,725,932

CANADA — 0.4%
Gibson Energy, Inc., 6.75%, 7/15/21 (a)	1,400,000	1,345,750
Pacific Exploration and Production Corp., 7.25%, 12/12/21	400,000	144,000

Security Description	Principal Amount	Value
Seven Generations Energy, Ltd., 8.25%, 5/15/20 (a)	$1,255,000	$1,179,700
Toronto-Dominion Bank, 1.75%, 7/23/18	1,405,000	1,404,185
Ultra Petroleum Corp.
5.75%, 12/15/18 (a)	1,330,000	957,600
6.13%, 10/1/24 (a)	145,000	82,650

		5,113,885

CAYMAN ISLANDS — 0.4%
AES Andres Dominicana, Ltd. / Itabo Dominicana, Ltd., 9.50%, 11/12/20	300,000	307,500
Agromercantil Senior Trust, 6.25%, 4/10/19	1,714,000	1,705,430
Guanay Finance, Ltd., 6.00%, 12/10/20	1,750,000	1,725,937
Industrial Senior Trust, 5.50%, 11/1/22	400,000	369,800
Marfrig Overseas, Ltd., 9.50%, 5/4/20	250,000	242,500

		4,351,167

CHILE — 0.9%
AES Gener SA, 5.25%, 8/15/21	1,550,000	1,622,844
Celulosa Arauco y Constitucion SA, 5.00%, 1/21/21	260,000	272,740
Cencosud SA
4.88%, 1/20/23	200,000	192,159
5.50%, 1/20/21	1,500,000	1,558,201
Colbun SA, 6.00%, 1/21/20	1,500,000	1,648,629
Corpbanca SA, 3.88%, 9/22/19	1,300,000	1,311,874
CorpGroup Banking SA, 6.75%, 3/15/23	1,000,000	951,250
E.CL SA, 5.63%, 1/15/21	100,000	109,122
Empresa Electrica Guacolda SA, 4.56%, 4/30/25 (a)	900,000	850,939
Entel Chile SA, 4.75%, 8/1/26	200,000	192,314
Latam Airlines Group SA, 7.25%, 6/9/20 (a)	800,000	708,000
Tanner Servicios Financieros SA, 4.38%, 3/13/18	1,100,000	1,093,309
Telefonica Chile SA, 3.88%, 10/12/22	200,000	194,742

		10,706,123

COLUMBIA — 0.9%
Banco GNB Sudameris SA, 7.50%, 7/30/22	400,000	400,400

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Bancolombia SA, 6.13%, 7/26/20	$2,000,000	$2,042,500
Ecopetrol SA, 5.88%, 5/28/45	500,000	380,000
Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	700,000	724,500
Empresas Publicas de Medellin ESP, 7.63%, 7/29/19	600,000	684,000
Grupo Aval, Ltd.
4.75%, 9/26/22	1,000,000	902,000
5.25%, 2/1/17	1,000,000	1,017,500
GrupoSura Finance SA, 5.70%, 5/18/21	2,000,000	2,072,000
Transportadora de Gas Internacional SA ESP
5.70%, 3/20/22 (a)	200,000	201,000
5.70%, 3/20/22	2,100,000	2,110,500

		10,534,400

COSTA RICA — 0.2%
Banco de Costa Rica, 5.25%, 8/12/18	650,000	651,625
Banco Nacional de Costa Rica, 4.88%, 11/1/18	700,000	693,000
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	400,000	405,500

		1,750,125

DOMINICAN REPUBLIC — 0.0% (c)
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	400,000	396,000

GUATEMALA — 0.1%
Cementos Progreso Trust, 7.13%, 11/6/23	500,000	516,250
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 2/6/24	300,000	296,340

		812,590

HONG KONG — 0.2%
Hutchison Whampoa International 12 II, Ltd., 3.25%, 11/8/22	500,000	495,933
Hutchison Whampoa International 12, Ltd., 6.00%, 5/29/49 (b)	2,000,000	2,079,858

		2,575,791

INDIA — 0.0% (c)
ONGC Videsh, Ltd., 3.25%, 7/15/19	500,000	502,980

ISRAEL — 0.3%
Delek & Avner Tamar Bond, Ltd., 4.44%, 12/30/20 (a)	2,000,000	2,017,500
Israel Electric Corp., Ltd.
5.00%, 11/12/24 (a)	700,000	714,252
5.63%, 6/21/18	1,000,000	1,061,250

		3,793,002

Security Description	Principal Amount	Value
JAMAICA — 0.1%
Digicel Group, Ltd.
7.13%, 4/1/22	$1,300,000	$1,121,250
8.25%, 9/30/20	200,000	185,000

		1,306,250

LUXEMBOURG — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24	1,375,000	1,344,063
Gol LuxCo SA, 8.88%, 1/24/22	200,000	122,000
Minerva Luxembourg SA, 8.75%, 12/29/49 (b)	1,300,000	1,144,000

		2,610,063

MEXICO — 1.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/6/24	500,000	483,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24 (b)	2,000,000	2,051,000
BBVA Bancomer SA
5.35%, 11/12/29 (b)	980,000	962,850
6.01%, 5/17/22 (b)	1,350,000	1,363,500
Comision Federal de Electricidad, 4.88%, 5/26/21	1,200,000	1,243,500
Credito Real SAB de CV SOFOM ER, 7.50%, 3/13/19	200,000	198,000
Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	988,676	934,298
Grupo Bimbo SAB de CV, 4.50%, 1/25/22	600,000	620,100
Grupo Elektra SAB DE CV, 7.25%, 8/6/18	900,000	855,000
Grupo Idesa SA de CV, 7.88%, 12/18/20	850,000	850,000
Grupo Posadas SAB de CV, 7.88%, 6/30/22 (a)	400,000	360,000
Mexico Generadora de Energia S de RL, 5.50%, 12/6/32	1,180,944	1,101,821
Petroleos Mexicanos, 5.50%, 1/21/21	1,500,000	1,573,125
Sixsigma Networks Mexico SA DE CV, 8.25%, 11/7/21	200,000	187,750
TV Azteca SAB de CV
7.50%, 5/25/18	600,000	528,000
7.63%, 9/18/20	600,000	494,100
Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 7/22/19	400,000	375,000

		14,181,044

NETHERLANDS — 0.1%
Ajecorp BV, 6.50%, 5/14/22	150,000	85,875

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
CIMPOR Financial Operations BV, 5.75%, 7/17/24	$700,000	$469,700
Marfrig Holding Europe BV, 6.88%, 6/24/19	1,000,000	857,500

		1,413,075

PANAMA — 0.8%
Aeropuerto Internacional de Tocumen SA, 5.75%, 10/9/23	1,000,000	1,036,715
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., 8.38%, 5/10/20	1,500,000	1,267,500
Banco Latinoamericano de Comercio Exterior SA
3.25%, 5/7/20 (a)	1,500,000	1,488,750
3.25%, 5/7/20	500,000	496,250
ENA Norte Trust, 4.95%, 4/25/28	2,289,320	2,346,553
Global Bank Corp.
4.75%, 10/5/17	1,000,000	1,011,000
5.13%, 10/30/19 (a)	200,000	202,000
5.13%, 10/30/19	1,300,000	1,313,000

		9,161,768

PARAGUAY — 0.3%
Banco Continental SAECA, 8.88%, 10/15/17	1,373,000	1,400,460
Banco Regional SAECA, 8.13%, 1/24/19	550,000	551,375
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	1,500,000	1,447,500

		3,399,335

PERU — 0.8%
Abengoa Transmision Sur SA, 6.88%, 4/30/43	400,000	418,000
Banco Internacional del Peru SAA Interbank, 6.63%, 3/19/29 (b)	700,000	693,000
BBVA Banco Continental SA, 5.25%, 9/22/29 (b)	500,000	485,100
Cia Minera Ares SAC, 7.75%, 1/23/21	1,000,000	956,000
Corp Azucarera del Peru SA, 6.38%, 8/2/22	300,000	247,500
Corp Financiera de Desarrollo SA
3.25%, 7/15/19	1,000,000	1,000,750
3.25%, 7/15/19 (a)	1,000,000	1,000,750
Interoceanica IV Finance, Ltd., 0.00%, 11/30/18 (d)	793,069	746,477
Minsur SA, 6.25%, 2/7/24	400,000	401,280
Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 6/2/25 (d)	1,100,000	839,938
Union Andina de Cementos SAA, 5.88%, 10/30/21	1,246,000	1,199,275

Security Description	Principal Amount	Value
Volcan Cia Minera SAA, 5.38%, 2/2/22	$1,800,000	$1,489,500

		9,477,570

QATAR — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.30%, 9/30/20	472,590	504,961

SINGAPORE — 0.4%
Oversea-Chinese Banking Corp., Ltd., 4.00%, 10/15/24 (b)	2,300,000	2,354,945
United Overseas Bank, Ltd., 3.75%, 9/19/24 (b)	2,000,000	2,036,780

		4,391,725

UNITED KINGDOM — 0.0% (c)
Vedanta Resources PLC, 8.25%, 6/7/21	500,000	350,210

UNITED STATES — 8.7%
AbbVie, Inc., 3.20%, 11/6/22	1,375,000	1,368,410
Activision Blizzard, Inc., 5.63%, 9/15/21 (a)	788,000	829,370
Alere, Inc., 6.50%, 6/15/20	1,760,000	1,786,400
Amazon.com, Inc., 2.60%, 12/5/19	1,825,000	1,863,795
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	1,305,000	1,311,525
American Express Credit Corp., 1.80%, 7/31/18	1,470,000	1,469,142
AT&T, Inc., 3.40%, 5/15/25	1,400,000	1,335,556
Audatex North America, Inc., 6.00%, 6/15/21 (a)	805,000	806,602
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	830,000	803,465
Bank of America Corp., 2.00%, 1/11/18	1,343,000	1,348,327
BB&T Corp., 2.45%, 1/15/20	1,400,000	1,409,715
Berry Plastics Corp., 5.50%, 5/15/22	1,140,000	1,108,650
Burlington Northern Santa Fe LLC, 3.40%, 9/1/24	1,840,000	1,841,377
Caterpillar, Inc., 3.40%, 5/15/24	1,325,000	1,322,014
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/23 (a)	150,000	138,285
5.25%, 9/30/22	1,310,000	1,228,125
CDW LLC / CDW Finance Corp., 6.00%, 8/15/22	917,000	958,494
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 9/15/20 (a)	905,000	851,831
Chevron Corp., 1.37%, 3/2/18	1,175,000	1,172,049
Cisco Systems, Inc., 3.50%, 6/15/25	1,285,000	1,324,484
Citigroup, Inc., 3.30%, 4/27/25	1,375,000	1,338,553

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp.
4.20%, 8/15/34	$395,000	$388,820
4.40%, 8/15/35	1,460,000	1,470,996
CommScope, Inc., 5.00%, 6/15/21 (a)	830,000	811,325
Dollar Tree, Inc., 5.75%, 3/1/23 (a)	790,000	819,625
Dow Chemical Co., 3.00%, 11/15/22	1,905,000	1,832,537
Duke Energy Corp., 3.75%, 4/15/24	1,805,000	1,849,014
Freeport-McMoRan, Inc.
3.88%, 3/15/23	800,000	594,000
4.00%, 11/14/21	700,000	539,000
5.45%, 3/15/43	300,000	207,750
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 (a)	1,806,000	1,453,830
General Electric Capital Corp., 2.90%, 1/9/17	1,915,000	1,963,406
Georgia-Pacific LLC, 3.60%, 3/1/25 (a)	1,848,000	1,846,379
Goldman Sachs Group, Inc., 2.60%, 4/23/20	1,890,000	1,892,718
Goodyear Tire & Rubber Co., 7.00%, 5/15/22	505,000	536,563
HCA, Inc., 4.25%, 10/15/19	1,340,000	1,353,400
HD Supply, Inc., 7.50%, 7/15/20	595,000	618,800
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (a)	1,600,000	1,599,552
Hewlett-Packard Co., 2.75%, 1/14/19	1,175,000	1,192,522
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.88%, 3/15/19	890,000	891,335
JPMorgan Chase & Co., 1.35%, 2/15/17	1,880,000	1,880,188
Kindred Healthcare, Inc., 8.00%, 1/15/20 (a)	1,120,000	1,187,200
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,400,000	1,350,320
Level 3 Communications, Inc., 5.75%, 12/1/22	841,000	825,231
Levi Strauss & Co., 5.00%, 5/1/25	1,255,000	1,229,900
LifePoint Health, Inc., 5.50%, 12/1/21	1,105,000	1,116,050
Memorial Production Partners LP / Memorial Production Finance Corp., 6.88%, 8/1/22	1,565,000	954,650
MetLife, Inc., 3.60%, 4/10/24	1,875,000	1,908,096
MGM Resorts International, 6.63%, 12/15/21	405,000	415,125
Morgan Stanley, 2.65%, 1/27/20	1,870,000	1,877,127
Oracle Corp.
2.25%, 10/8/19	1,125,000	1,136,425
2.38%, 1/15/19	250,000	254,681

Security Description	Principal Amount	Value
Phillips 66, 4.30%, 4/1/22	$1,155,000	$1,213,099
Platform Specialty Products Corp., 6.50%, 2/1/22 (a)	1,300,000	1,118,000
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)	1,785,000	1,767,150
Regal Entertainment Group, 5.75%, 3/15/22	1,845,000	1,812,713
Reliance Holding USA, Inc., 4.50%, 10/19/20	250,000	267,637
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,670,000	1,619,900
Reynolds American, Inc., 4.00%, 6/12/22	1,785,000	1,864,273
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	1,335,000	1,391,738
SBA Communications Corp., 5.63%, 10/1/19	1,095,000	1,130,588
Scientific Games International, Inc., 7.00%, 1/1/22 (a)	865,000	852,025
Select Medical Corp., 6.38%, 6/1/21	1,180,000	1,150,500
Service Corp. International, 5.38%, 1/15/22	1,520,000	1,565,600
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/1/22 (a)	1,800,000	1,701,000
Simon Property Group LP, 5.65%, 2/1/20	1,240,000	1,404,858
Southern Copper Corp., 5.88%, 4/23/45	590,000	480,671
Southern Star Central Corp., 5.13%, 7/15/22 (a)	400,000	384,000
Station Casinos LLC, 7.50%, 3/1/21	1,550,000	1,612,000
Steel Dynamics, Inc., 5.13%, 10/1/21	1,680,000	1,591,800
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)	1,625,000	1,584,375
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	1,840,000	1,847,746
TIAA Asset Management Finance Co. LLC, 4.13%, 11/1/24 (a)	1,875,000	1,911,323
Time Warner, Inc., 4.88%, 3/15/20	1,150,000	1,265,703
TransDigm, Inc., 6.00%, 7/15/22	1,555,000	1,450,038
Tribune Media Co., 5.88%, 7/15/22 (a)	535,000	518,950
Tyson Foods, Inc., 3.95%, 8/15/24	1,350,000	1,373,715
United Rentals North America, Inc., 7.63%, 4/15/22	935,000	991,100
United Technologies Corp., 3.10%, 6/1/22	1,125,000	1,143,991
Verizon Communications, Inc., 3.50%, 11/1/24	1,875,000	1,844,821

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	$1,325,000	$1,329,224
Waste Management, Inc., 3.13%, 3/1/25	1,455,000	1,422,955
Wells Fargo & Co., 3.55%, 9/29/25	1,435,000	1,440,995

		102,665,222

TOTAL CORPORATE BONDS & NOTES
(Cost $207,278,960)		$200,064,829

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Colombia Government International Bond, 4.38%, 7/12/21	$4,000,000	$4,080,000
Fondo MIVIVIENDA SA, 3.38%, 4/2/19	2,000,000	1,985,000
Mexico Government International Bond, 3.50%, 1/21/21	3,000,000	3,030,000
Panama Government International Bond, 5.20%, 1/30/20	3,500,000	3,806,250
Peru Government International Bond, 4.13%, 8/25/27	2,000,000	1,940,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,138,148)		$14,841,250

SENIOR FLOATING RATE LOANS* — 4.6%
AEROSPACE & DEFENSE — 0.1%
BE Aerospace, Inc., Senior Secured Term Loan B, 4.00%, 12/16/21	$549,357	$550,989
Jazz Acquisition, Inc., Senior Secured First Lien Term Loan, 4.50%, 6/19/21	548,654	539,741

		1,090,730

AUTO COMPONENTS — 0.1%
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	558,715	531,713
TI Group Automotive Systems LLC, Senior Secured Term Loan, 4.50%, 6/30/22	555,000	548,986

		1,080,699

BUILDING PRODUCTS — 0.1%
Builders FirstSource, Inc., Senior Secured Term Loan B, 6.00%, 7/31/22	570,000	566,349
Hillman Group, Inc., Senior Secured Term Loan B, 4.50%, 6/30/21	575,000	573,922
Jeld-Wen, Inc., Senior Secured Incremental Term Loan, 5.00%, 6/18/22	555,000	554,309

		1,694,580

Security Description	Principal Amount	Value
CAPITAL MARKETS — 0.2%
Duff & Phelps Investment Management Co., Senior Secured Term Loan B1, 4.75%, 4/23/20	$575,000	$573,562
Grosvenor Capital Management Holdings LP, Senior Secured Term Loan B, 3.75%, 1/4/21	575,000	569,969
Guggenheim Partners LLC, Senior Secured Term Loan, 4.25%, 7/22/20	546,193	547,785
RCS Capital Corp., Senior Secured First Lien Term Loan, 7.50%, 4/29/19	536,345	505,505

		2,196,821

CHEMICALS — 0.2%
AZ Chem US, Inc., Senior Secured First Lien Term Loan, 4.50%, 6/12/21	520,982	521,125
Chemours Company Co., Senior Secured Term Loan B, 3.75%, 5/12/22	293,575	258,255
Klockner-Pentaplast of America, Inc., Senior Secured Term Loan, 5.00%, 4/28/20	780,419	779,239
MacDermid, Inc., Senior Secured Term Loan B2, 4.75%, 6/7/20	532,481	519,502
Univar, Inc., Senior Secured Term Loan, 4.25%, 7/1/22	555,000	545,590

		2,623,711

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Allied Security Holdings, LLC, Senior Secured First Lien Term Loan, 4.25%, 2/14/21	573,616	567,641
Asurion LLC
Senior Secured Term Loan B1, 5.00%, 5/24/19	738,804	706,666
Senior Secured Term Loan B4, 5.00%, 8/4/22	598,500	567,360
Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan, 5.00%, 7/1/21	620,000	621,166
USAGM Holdco LLC
Senior Secured Term Loan, 4.75%, 7/28/22	1,144,311	1,132,514
Senior Secured Delayed Draw Term Loan, 4.75%, 7/28/22 (b)	8,802	8,712

		3,604,059

CONSTRUCTION & ENGINEERING — 0.1%
Summit Materials Cos. I LLC, Senior Secured Term Loan B, 4.25%, 7/17/22	553,613	553,266

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc., Senior Secured Incremental Term Loan, 4.00%, 12/17/19	$544,829	$543,639
CD&R Millennium Holdco S.A.R.L., Senior Secured First Lien Term Loan, 4.50%, 7/31/21	543,627	542,754
KP Germany Erste GmbH, Senior Secured First Lien Term Loan, 5.00%, 4/28/20	331,504	333,008
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.50%, 12/1/18	544,671	545,600
Signode Industrial Group US, Inc., Senior Secured Term Loan B, 3.75%, 5/1/21	533,310	529,977

		2,494,978

DISTRIBUTORS — 0.1%
American Tire Distributors Holdings, Inc., Senior Secured Term Loan, 5.25%, 9/1/21	533,659	535,436
Exopack Holdings SA, Senior Secured Term Loan B1, 4.50%, 5/8/19	549,804	549,688

		1,085,124

DIVERSIFIED CONSUMER SERVICES — 0.1%
Nord Anglia Education Finance LLC, Senior Secured Term Loan, LIBOR + 4.00%, 3/31/21	580,000	570,940

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP, Senior Secured Term Loan B, 4.50%, 7/28/22	570,000	569,378
TransUnion LLC, Senior Secured Term Loan B2, 3.50%, 4/9/21	553,551	548,882

		1,118,260

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	560,000	545,860
Level 3 Financing, Inc., Senior Secured Term Loan B2, 3.50%, 5/31/22	555,000	551,531

		1,097,391

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC, Senior Secured Term Loan B, 3.75%, 12/17/20	523,023	521,880
Southeast PowerGen LLC, Senior Secured Term Loan B, 4.50%, 12/2/21	585,000	584,269

Security Description	Principal Amount	Value
TPF II Power LLC, Senior Secured Term Loan B, 5.50%, 10/2/21	$575,000	$575,661

		1,681,810

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Allflex Holdings III, Inc., Senior Secured First Lien Term Loan, 4.25%, 7/17/20	527,386	522,112

FOOD & STAPLES RETAILING — 0.0% (c)
Albertson’s LLC, Senior Secured Term Loan B4, 5.50%, 8/25/21	539,015	539,816

FOOD PRODUCTS — 0.2%
Candy Intermediate Holdings, Inc., Senior Secured Term Loan, 7.50%, 6/18/18	534,760	530,749
Charger Opco BV, Senior Secured Term Loan B1, 4.25%, 7/2/22	570,000	570,892
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 5.00%, 7/3/20	546,190	541,641
Hostess Brands LLC, Senior Secured First Lien Term Loan, 4.50%, 8/3/22	840,000	842,226

		2,485,508

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Alere, Inc., Senior Secured Term Loan B, 4.25%, 6/18/22	554,063	554,841
Hill-Rom Holdings, Inc., Senior Secured Term Loan B, LIBOR + 2.75%, 9/8/22	1,000,000	1,002,945
National Vision, Inc., Senior Secured First Lien Term Loan, 4.00%, 3/12/21	580,000	564,294

		2,122,080

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Air Medical Group Holdings, Inc., Senior Secured Term Loan B, 4.50%, 4/28/22	578,575	572,158
American Renal Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/20/19	551,797	548,809
Prestige Brands, Inc., Senior Secured Term Loan B3, 3.50%, 9/3/21	575,000	575,512
Select Medical Corp., Senior Secured Term Loan B, 3.75%, 6/1/18	555,000	554,742
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 5.25%, 11/3/20	570,000	570,801

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
U.S. Renal Care, Inc., Senior Secured Term Loan, 4.25%, 7/3/19	$548,531	$548,301

		3,370,323

HOTELS, RESTAURANTS & LEISURE — 0.3%
Burger King 1011778 B.C. Unlimited Liability Co., Senior Secured Term Loan B, 3.75%, 12/12/21	378,534	377,256
Eldorado Resorts LLC, Senior Secured Term Loan B, 4.25%, 7/13/22	528,675	529,005
Four Seasons Holdings, Inc., Senior Secured First Lien Term Loan, 3.50%, 6/27/20	548,195	545,627
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	878,376	877,551
Scientific Games International, Inc., Senior Secured Term Loan B2, 6.00%, 10/1/21	556,325	550,153
Station Casinos LLC, Senior Secured Term Loan B, 4.25%, 3/2/20	553,364	553,134
Travelport Finance (Luxembourg) S.A.R.L., Senior Secured Term Loan B, 5.75%, 9/2/21	547,481	545,600

		3,978,326

HOUSEHOLD DURABLES — 0.1%
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	575,000	576,147
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	568,562	558,615

		1,134,762

HOUSEHOLD PRODUCTS — 0.1%
KIK Custom Products, Inc., Senior Secured Term Loan B, 6.00%, 8/14/22	560,000	549,735

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
Calpine Corp., Senior Secured Term Loan B5, 3.50%, 5/27/22	553,613	545,771

INSURANCE — 0.0% (c)
National Financial Partners Corp., Senior Secured Term Loan B, 4.50%, 7/1/20	269,933	265,884

IT SERVICES — 0.1%
First Data Corp., Senior Secured Extended Term Loan, 3.70%, 3/24/18	550,000	546,307

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Jaguar Holding Co. II, Senior Secured Term Loan B, 4.25%, 8/18/22	$528,675	$523,637

MACHINERY — 0.4%
Crosby US Acquisition Corp., Senior Secured First Lien Term Loan, 3.75%, 11/23/20	1,496,193	1,309,169
Dynacast International LLC, Senior Secured Term Loan B, 4.50%, 1/28/22	549,868	547,980
Filtration Group Corp., Senior Secured First Lien Term Loan, 4.25%, 11/21/20	575,000	575,839
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	283,017	268,915
Milacron LLC, Senior Secured Term Loan B, 4.50%, 9/28/20	990,411	990,411
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	553,588	549,347

		4,241,661

MEDIA — 0.3%
Charter Communications Operating LLC, Senior Secured Term Loan I, LIBOR + 2.75%, 1/24/23	145,000	144,426
Emerald Expositions Holding, Inc., Senior Secured Term Loan B, 4.75%, 6/17/20	553,420	553,075
Live Nation Entertainment, Inc., Senior Secured Term Loan B1, 3.50%, 8/16/20	544,803	544,348
Media General, Inc., Senior Secured Term Loan B, 4.00%, 7/31/20	541,508	538,070
Neptune Finco Corp., Senior Secured Term Loan B, 5.00%, 9/21/22	440,000	438,130
TWCC Holding Corp., Senior Secured Extended Term Loan, 5.75%, 2/11/20	746,250	743,265
Univision Communications, Inc., Senior Secured Term Loan C3, 4.00%, 3/1/20	550,746	547,951

		3,509,265

MULTILINE RETAIL — 0.0% (c)
Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	277,424	272,049

OIL, GAS & CONSUMABLE FUELS — 0.1%
Energy Transfer Equity LP, Senior Secured Term Loan, 4.00%, 12/2/19	559,118	551,312

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
MEG Energy Corp., Senior Secured Term Loan 3.75%, 3/31/20	$598,446	$561,127

		1,112,439

PHARMACEUTICALS — 0.1%
Endo Luxembourg Finance Co. I S.A.R.L., Senior Secured Term Loan B, 3.75%, 9/26/22	600,000	599,157
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan B, 4.00%, 4/1/22	575,000	569,972

		1,169,129

REAL ESTATE INVESTMENT TRUSTS — 0.0% (c)
Capital Automotive LP, Senior Secured Term Loan B, 4.00%, 4/10/19	543,173	543,754

ROAD & RAIL — 0.1%
PODS LLC, Senior Secured First Lien Term Loan, 4.50%, 2/2/22	585,000	580,613

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Freescale Semiconductor, Inc., Senior Secured Term Loan B5, 5.00%, 1/15/21	276,203	276,720

SOFTWARE — 0.2%
Activision Blizzard, Inc., Senior Secured Term Loan B, LIBOR + 2.50%, 10/12/20	1,000,000	1,001,945
Applied Systems, Inc., Senior Secured Second Lien Term Loan, 7.50%, 1/24/22	270,000	268,312
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	591,893	539,954
Italics Merger Sub, Inc., Senior Secured Term Loan, 4.50%, 8/5/22	280,000	278,754
Mitchell International, Inc., Senior Secured Second Lien Term Loan, 8.50%, 10/11/21	280,000	279,768
Sophia LP, Senior Secured Term Loan B, 4.75%, 9/30/22	485,000	484,622

		2,853,355

SPECIALTY RETAIL — 0.1%
Michaels Stores, Inc., Senior Secured Incremental Term Loan B2, 4.00%, 1/28/20	546,222	547,585
Party City Holdings, Inc., Senior Secured Term Loan B, 4.25%, 8/19/22	355,000	354,778

		902,363

Security Description	Principal Amount	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
North American Lifting Holdings, Inc., Senior Secured First Lien Term Loan, 5.50%, 11/27/20	$1,492,414	$1,361,828
Solenis International LP, Senior Secured First Lien Term Loan, 4.25%, 7/31/21	590,000	583,548

		1,945,376

TOTAL SENIOR FLOATING RATE LOANS
(Cost $55,591,916)		$54,883,354

COMMERCIAL MORTGAGE BACKED SECURITIES — 21.0%
Ajax Mortgage Loan Trust 2015-B, 3.88%, 7/25/60 (a)	$7,898,473	$7,929,617
ALM VII, Ltd., 1.71%, 10/19/24 (a) (b)	2,500,000	2,487,750
Alternative Loan Trust 2006-24CB, 6.00%, 6/25/36	6,929,012	6,333,277
Alternative Loan Trust 2007-11T1, 6.00%, 5/25/37	2,774,795	2,388,343
Atrium V, 0.72%, 7/20/20 (a) (b)	1,000,000	966,497
AVANT Loans Funding Trust 2015-A, 4.00%, 8/16/21 (a)	4,000,000	4,000,000
BAMLL Commercial Mortgage Securities Trust 2015-200P, 0.50%, 4/14/33 (a) (b)	30,000,000	978,000
BAMLL Re-REMIC Trust 2011-07C1, 5.38%, 12/15/16 (a)	550,000	564,825
Banc of America Commercial Mortgage Trust 2006-6, 5.39%, 10/10/45	500,000	517,871
Banc of America Commercial Mortgage Trust 2015-UBS7, 4.37%, 9/15/48 (b)	945,000	922,033
Banc of America Funding 2005-5 Trust, 5.50%, 9/25/35	2,627,950	2,769,830
Banc of America Funding 2006-8T2 Trust, 5.83%, 10/25/36	7,810,236	6,456,464
Banc of America Funding 2007-5 Trust, 6.00%, 7/25/37	10,015,192	7,771,348
Banc of America Funding 2010-R5 Trust, 6.00%, 10/26/37 (a)	5,999,729	4,987,394
BCAP LLC 2012-RR1 Trust, 6.16%, 10/26/35 (a) (b)	7,017,568	6,132,088
Bear Stearns ALT-A Trust 2006-1, 2.70%, 2/25/36 (b)	5,688,541	4,399,523
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15, 5.36%, 2/11/44	1,500,000	1,540,902
BlueMountain CLO 2012-2, Ltd., 1.75%, 11/20/24 (a) (b)	2,500,000	2,487,750

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
BlueMountain CLO 2013-4, Ltd., 1.82%, 4/15/25 (a) (b)	$2,500,000	$2,475,500
BlueMountain CLO 2015-3, Ltd.
3.43%, 10/20/27 (a) (b)	2,500,000	2,423,250
3.88%, 10/20/27 (a) (b)	2,500,000	2,334,000
BXHTL Mortgage Trust 2015-JWRZ, 1.44%, 5/15/29 (a) (b)	1,500,000	1,489,706
CD 2007-CD5 Mortgage Trust, 6.32%, 11/15/44 (b)	800,000	848,172
CHL Mortgage Pass-Through Trust 2005-J2, 5.50%, 8/25/35	2,469,000	2,304,634
CHL Mortgage Pass-Through Trust 2007-HY1, 2.63%, 4/25/37 (b)	2,707,853	2,531,347
Citigroup Commercial Mortgage Trust 2007-C6, 5.90%, 12/10/49 (a) (b)	750,000	784,094
Citigroup Commercial Mortgage Trust 2015-GC27, 4.58%, 2/10/48 (a) (b)	943,700	793,908
Citigroup Commercial Mortgage Trust 2015-GC31, 4.20%, 6/10/45	1,500,000	1,431,713
Citigroup Commercial Mortgage Trust 2015-GC33, 4.57%, 9/10/58	1,500,000	1,468,800
Citigroup Mortgage Loan Trust 2007-AR5, 2.76%, 4/25/37 (b)	5,266,017	4,765,740
Citigroup Mortgage Loan Trust 2009-7, 6.00%, 7/25/36 (a)	6,651,902	4,198,867
Colony Mortgage Capital, 2.10%, 9/5/32 (a) (b)	1,600,000	1,591,840
Commercial Mortgage Trust 2007-GG11
5.87%, 12/10/49 (b)	225,000	237,639
6.25%, 12/10/49 (b)	3,000,000	3,077,019
Commercial Mortgage Trust 2014-KYO, 3.70%, 6/11/27 (a) (b)	750,000	743,413
Commercial Mortgage Trust 2015-CCRE22
1.17%, 3/10/48 (b)	10,975,258	708,310
4.27%, 3/10/48 (a) (b)	1,500,000	1,237,080
Commercial Mortgage Trust 2015-CCRE23, 4.40%, 5/10/48 (b)	900,000	744,638
Commercial Mortgage Trust 2015-CCRE26, 4.65%, 10/10/48 (b)	1,600,000	1,649,435
Commercial Mortgage Trust 2015-DC1
1.33%, 2/10/48 (b)	9,232,896	695,043
4.50%, 2/10/48 (a) (b)	750,000	634,800
Commercial Mortgage Trust 2015-LC19, 2.87%, 2/10/48 (a)	1,200,000	926,790
Commercial Mortgage Trust 2015-LC21, 4.31%, 7/10/48 (b)	968,000	916,203
Countrywide Commercial Mortgage Trust 2007-MF1, 6.27%, 11/12/43 (a) (b)	902,787	942,149

Security Description	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust
6.15%, 9/15/39 (b)	$1,500,000	$1,592,061
6.27%, 2/15/41 (a) (b)	1,700,000	1,842,042
Csail 2015-C2 Commercial Mortgage Trust, 3.85%, 6/15/57	900,000	914,907
CSMC 2015-RPL1 Trust, 3.63%, 2/25/57 (a)	4,758,221	4,735,719
CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	5,121,317	4,620,289
CSMC Mortgage-Backed Trust 2006-8, 6.50%, 10/25/21	9,809,856	8,351,130
CSMC Trust 2013-6, 2.50%, 7/25/28 (a) (b)	3,854,264	3,861,791
CSMC Trust 2015-SAND, 3.06%, 8/15/30 (a) (b)	1,550,000	1,550,149
CSMLT Trust 2015-2, 3.50%, 8/25/45 (a) (b)	8,000,000	8,080,312
Galaxy XVIII CLO, Ltd., 1.76%, 10/15/26 (a) (b)	1,000,000	989,500
GS Mortgage Securities Corp. II, 1.78%, 2/10/46 (b)	16,362,969	1,447,026
GS Mortgage Securities Trust 2006-GG6, 5.60%, 4/10/38 (b)	1,000,000	1,004,473
GS Mortgage Securities Trust 2006-GG8, 5.62%, 11/10/39	1,000,000	1,007,808
GS Mortgage Securities Trust 2014-GC20, 1.36%, 4/10/47 (b)	19,743,435	1,363,324
GS Mortgage Securities Trust 2014-GC24, 1.02%, 9/10/47 (b)	32,743,931	1,792,632
GS Mortgage Securities Trust 2015-GC32
1.06%, 7/10/48 (b)	27,000,000	1,644,327
4.55%, 7/10/48 (b)	1,500,000	1,539,607
GSAA Home Equity Trust 2007-10, 6.50%, 11/25/37	3,878,316	2,940,834
GSR Mortgage Loan Trust 2007-3F, 5.75%, 5/25/37	8,931,117	8,657,539
IndyMac INDX Mortgage Loan Trust 2006-FLX2, 4.32%, 12/25/35 (b)	7,827,356	6,201,583
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, 5.37%, 5/15/47	1,465,000	1,501,659
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1, 6.16%, 2/15/51 (b)	1,000,000	1,064,583
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20, 6.28%, 2/12/51 (b)	1,500,000	1,531,850
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, 6.21%, 2/15/51 (b)	800,000	847,166

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 3.98%, 10/15/45 (a) (b)	$1,775,000	$1,838,048
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, 2.46%, 1/15/32 (a) (b)	1,500,000	1,489,236
JPMBB Commercial Mortgage Securities Trust 2014-C25, 1.16%, 11/15/47 (b)	6,477,158	414,519
JPMBB Commercial Mortgage Securities Trust 2014-C26, 4.57%, 1/15/48 (b)	1,500,000	1,476,836
JPMBB Commercial Mortgage Securities Trust 2015-C27, 1.53%, 2/15/48 (b)	7,963,081	663,038
JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.35%, 10/15/48 (b)	11,979,167	869,711
JPMBB Commercial Mortgage Securities Trust 2015-C30, 0.87%, 7/15/48 (b)	31,145,748	1,417,163
LB-UBS Commercial Mortgage Trust 2007-C1, 5.48%, 2/15/40	3,000,000	3,084,651
LB-UBS Commercial Mortgage Trust 2007-C2, 5.49%, 2/15/40 (b)	1,110,000	1,157,869
LB-UBS Commercial Mortgage Trust 2007-C7, 6.45%, 9/15/45 (b)	1,615,000	1,681,670
Limerock CLO I, 0.92%, 4/24/23 (a) (b)	500,000	472,200
Madison Park Funding XIV, Ltd., 3.89%, 7/20/26 (a) (b)	1,250,000	1,197,375
Merrill Lynch Mortgage Investors Trust, 6.25%, 10/25/36	5,067,091	4,378,499
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, 1.14%, 10/15/46 (b)	19,518,599	872,813
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.81%, 2/15/46 (b)	19,020,079	1,480,960
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 2/15/48	355,000	359,011
4.61%, 2/15/48 (b)	500,000	497,774
Morgan Stanley Capital I Trust 2015-XLF1, 3.21%, 8/13/16 (a) (b)	750,000	743,899
Morgan Stanley Mortgage Loan Trust 2005-3AR, 2.51%, 7/25/35 (b)	12,349,796	10,452,867
Octagon Investment Partners XIX, Ltd., 1.81%, 4/15/26 (a) (b)	2,500,000	2,480,500
RALI, 5.50%, 5/25/34	2,387,201	2,454,129
Residential Asset Securitization Trust 2005-A13, 5.50%, 10/25/35	4,218,378	3,744,810

Security Description	Principal Amount	Value
Sierra CLO II, Ltd., 1.02%, 1/22/21 (a) (b)	$500,000	$485,100
Structured Adjustable Rate Mortgage Loan Trust
2.56%, 11/25/35 (b)	3,556,122	2,822,199
5.07%, 9/25/36 (b)	2,808,724	2,510,988
Towd Point Mortgage Trust 2015-1, 3.00%, 10/25/53 (a)	3,543,491	3,555,323
Wachovia Bank Commercial Mortgage Trust
5.52%, 1/15/45 (b)	1,525,000	1,536,445
5.63%, 10/15/48 (b)	1,500,000	1,522,161
5.38%, 12/15/43	1,750,000	1,818,785
6.15%, 2/15/51 (b)	1,600,000	1,646,602
Washington Mutual Mortgage Pass-Through Certificates WMALT
5.50%, 10/25/35	3,942,483	3,982,499
6.00%, 7/25/36	3,813,212	1,916,429
Wells Fargo Commercial Mortgage Trust 2015-C26, 3.59%, 2/15/48 (a)	900,000	710,717
Wells Fargo Commercial Mortgage Trust 2015-C27, 3.89%, 2/15/48	750,000	698,504
Wells Fargo Commercial Mortgage Trust 2015-C28, 4.28%, 5/15/48 (b)	1,500,000	1,419,581
Wells Fargo Commercial Mortgage Trust 2015-LC20, 1.56%, 4/15/50 (b)	7,978,493	739,000
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 1.35%, 5/15/48 (b)	9,975,031	768,237
Wells Fargo Commercial Mortgage Trust 2015-NXS2, 0.95%, 7/15/58 (b)	30,000,000	1,574,940
Wells Fargo Commercial Mortgage Trust 2015-NXS3, 4.64%, 9/15/57 (b)	1,600,000	1,532,899
WFRBS Commercial Mortgage Trust 2014-C21, 1.34%, 8/15/47 (b)	19,800,119	1,433,925

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $250,546,597)		$248,571,825

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.5%
Fannie Mae Pool
3.00%, 10/1/34	$6,432,540	$6,620,293
3.00%, 4/1/35	10,705,045	11,018,602
3.00%, 5/1/35	5,876,579	6,048,708
3.00%, 1/1/45	4,206,922	4,232,794
3.00%, 2/1/45	4,536,820	4,564,978
3.00%, 3/1/45	3,902,505	3,958,641
3.00%, 4/1/45	17,620,120	17,730,329
3.50%, 9/1/34	4,939,710	5,199,648

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/34	$4,453,717	$4,688,081
3.50%, 2/1/35	2,811,540	2,960,616
3.50%, 2/1/45	9,783,386	10,214,933
4.50%, 3/1/44	6,455,683	6,999,804
4.50%, 6/1/44	3,630,770	3,936,791
4.50%, 7/1/44	3,785,541	4,104,607
4.50%, 2/1/45	4,147,708	4,497,300
Fannie Mae REMICS
2.75%, 11/25/42	6,662,089	6,710,875
3.00%, 10/25/40	6,480,396	6,733,630
3.00%, 3/25/44	11,571,791	11,954,366
3.00%, 4/25/44	5,777,119	5,405,754
5.70%, 1/25/43 (b)	1,583,763	1,529,100
Freddie Mac Pool
3.00%, 1/1/45	4,239,306	4,287,422
3.00%, 2/1/45	2,910,244	2,943,276
3.00%, 3/1/45	2,933,424	2,966,719
3.00%, 4/1/45	19,643,551	19,866,507
3.00%, 5/1/45	9,855,273	9,967,131
3.00%, 7/1/45	4,968,305	5,024,696
3.00%, 8/1/45	25,937,362	26,231,752
3.50%, 2/1/45	5,829,110	6,070,824
3.50%, 4/1/45	17,630,126	18,361,190
3.50%, 6/1/45	16,918,759	17,620,324
4.50%, 6/1/44	3,843,813	4,161,403
Freddie Mac REMICS
3.00%, 12/15/40	15,000,000	15,530,970
3.00%, 1/15/41	20,000,000	20,707,900
3.00%, 6/15/41	3,238,757	3,358,206
3.00%, 12/15/41	9,816,771	10,165,286
3.00%, 6/15/42	19,904,845	20,446,098
3.00%, 12/15/42	9,865,171	10,104,421
3.00%, 2/15/43	14,471,609	13,448,452
3.00%, 2/15/44	14,495,201	14,802,282
3.00%, 4/15/44	22,011,927	22,819,919
3.00%, 6/15/44	19,344,138	20,004,663
3.00%, 2/15/45	14,246,845	13,207,692
3.00%, 3/15/45	3,676,308	3,430,073
3.50%, 7/15/45	7,642,971	7,602,448
4.00%, 7/15/41	17,849,481	18,917,719
6.44%, 5/15/41 (b)	6,606,180	1,058,218
Ginnie Mae Pool
3.00%, 3/20/42	19,681,020	20,300,598
5.84%, 11/16/43 (b)	6,372,760	973,884
5.96%, 7/20/42 (b)	18,677,990	2,885,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $462,260,030)		$466,375,859

U.S. TREASURY OBLIGATIONS — 6.0%
United States Treasury Bond, 3.13%, 2/15/43	$10,100,000	$10,581,569
United States Treasury Inflation Protected Indexed Note, 0.13%, 4/15/19	8,759,100	8,734,487

Security Description	Principal Amount	Value
United States Treasury Notes
0.25%, 12/15/15	$5,800,000	$5,802,204
1.38%, 4/30/20	8,800,000	8,824,024
1.75%, 3/31/22	21,850,000	21,913,147
2.50%, 5/15/24	14,050,000	14,636,727

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $69,995,077)		$70,492,158

SHORT TERM INVESTMENT — 11.7%
MONEY MARKET FUND — 11.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e) (f) (g) (Cost $138,069,672)	$138,069,672	$138,069,672

TOTAL INVESTMENTS — 101.0% (h)
(Cost $1,198,880,400)		1,193,298,947

OTHER ASSETS & LIABILITIES — (0.9)%		(11,626,451)

NET ASSETS — 100.0%		$1,181,672,496

*	The interest rate shown represents the rate at period end.
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.2% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at September 30, 2015. Maturity date disclosed is the ultimate maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Zero coupon security. Payment received at maturity.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

REMICS = Real Estate Mortgage Investment Conduits

S.A.R.L. = Societe A Responsibilite Limitee

As of September 30, 2015, the Portfolio had an unfunded commitment pursuant to the following loan agreement:

Borrower	Unfunded Commitment
USAGM Holdco LLC	$71,886

See Notes to Schedules of Investments.

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 6.8%
General Dynamics Corp.	1,317	$181,680
Northrop Grumman Corp.	1,170	194,162

		375,842

BANKS — 6.6%
JPMorgan Chase & Co.	3,771	229,918
Wells Fargo & Co.	2,599	133,459

		363,377

BIOTECHNOLOGY — 2.4%
Amgen, Inc.	624	86,312
Gilead Sciences, Inc.	490	48,113

		134,425

BUILDING PRODUCTS — 2.8%
Owens Corning	3,663	153,516

CHEMICALS — 3.2%
LyondellBasell Industries NV (Class A)	2,117	176,473

CONSUMER FINANCE — 1.2%
Discover Financial Services	1,234	64,156

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Verizon Communications, Inc.	2,833	123,264

FOOD & STAPLES RETAILING — 4.0%
Kroger Co.	6,150	221,830

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	2,079	86,174
Mondelez International, Inc. (Class A)	1,533	64,187

		150,361

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Alere, Inc. (a)	1,425	68,614

HEALTH CARE PROVIDERS & SERVICES — 7.6%
Anthem, Inc.	1,403	196,420
McKesson Corp.	922	170,597
UnitedHealth Group, Inc.	480	55,685

		422,702

HOTELS, RESTAURANTS & LEISURE — 4.2%
Carnival Corp.	771	38,318
Royal Caribbean Cruises, Ltd.	2,175	193,771

		232,089

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co.	930	66,904

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.7%
AES Corp.	9,440	$92,418

INSURANCE — 7.1%
MetLife, Inc.	3,767	177,614
Prudential Financial, Inc.	2,209	168,348
Validus Holdings, Ltd.	1,110	50,028

		395,990

INTERNET & CATALOG RETAIL — 4.2%
Amazon.com, Inc. (a)	458	234,446

MEDIA — 1.9%
Charter Communications, Inc. (Class A) (a)	302	53,107
Comcast Corp. (Class A)	962	54,718

		107,825

MULTILINE RETAIL — 0.9%
Target Corp.	614	48,297

OIL, GAS & CONSUMABLE FUELS — 6.8%
Exxon Mobil Corp.	2,339	173,904
Valero Energy Corp.	3,417	205,362

		379,266

PHARMACEUTICALS — 7.8%
Eli Lilly & Co.	1,633	136,666
Johnson & Johnson	1,787	166,816
Merck & Co., Inc.	2,641	130,439

		433,921

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Extra Space Storage, Inc.	777	59,953

SOFTWARE — 7.4%
Electronic Arts, Inc. (a)	2,984	202,166
Intuit, Inc.	628	55,735
Oracle Corp.	3,395	122,627
Red Hat, Inc. (a)	435	31,268

		411,796

SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	5,258	195,177

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.8%
Apple, Inc.	2,533	279,390
Hewlett-Packard Co.	3,882	99,418

		378,808

TOBACCO — 3.7%
Altria Group, Inc.	1,226	66,695

See Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	1,767	$140,176

		206,871

TOTAL COMMON STOCKS
(Cost $5,485,636)		$5,498,321

SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b) (c) (Cost $52,241)	52,241	$52,241

TOTAL INVESTMENTS — 99.9% (d)
(Cost $5,537,877)		5,550,562

OTHER ASSETS & LIABILITIES — 0.1%		4,598

NET ASSETS — 100.0%		$5,555,160

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

See Notes to Schedules of Investments.

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.	948	$130,777

AUTO COMPONENTS — 2.8%
Goodyear Tire & Rubber Co.	7,776	228,070
Lear Corp.	884	96,162

		324,232

BEVERAGES — 2.1%
Coca-Cola Co.	6,006	240,961

BIOTECHNOLOGY — 6.1%
Amgen, Inc.	1,593	220,344
Gilead Sciences, Inc.	4,842	475,436

		695,780

CHEMICALS — 3.5%
LyondellBasell Industries NV (Class A)	4,770	397,627

COMMUNICATIONS EQUIPMENT — 0.4%
QUALCOMM, Inc.	828	44,488

CONSUMER FINANCE — 0.6%
American Express Co.	896	66,420

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Verizon Communications, Inc.	6,709	291,909

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
IPG Photonics Corp. (a)	3,391	257,614

FOOD & STAPLES RETAILING — 5.3%
CVS Health Corp.	1,797	173,375
Kroger Co.	12,173	439,080

		612,455

FOOD PRODUCTS — 2.7%
Ingredion, Inc.	3,525	307,768

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Edwards Lifesciences Corp. (a)	2,705	384,570

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Anthem, Inc.	1,123	157,220
Community Health Systems, Inc (a)	550	23,523
HCA Holdings, Inc. (a)	1,152	89,119
McKesson Corp.	1,937	358,403

		628,265

HOTELS, RESTAURANTS & LEISURE — 4.7%
Carnival Corp.	3,216	159,835
Norwegian Cruise Line Holdings, Ltd. (a)	6,559	375,831

		535,666

Security Description	Shares	Value
INSURANCE — 2.7%
Prudential Financial, Inc.	3,720	$283,501
Validus Holdings, Ltd.	664	29,927

		313,428

INTERNET & CATALOG RETAIL — 4.9%
Amazon.com, Inc. (a)	1,111	568,710

INTERNET SOFTWARE & SERVICES — 4.6%
Alphabet, Inc. (Class A) (a)	184	117,460
VeriSign, Inc. (a)	5,894	415,881

		533,341

IT SERVICES — 5.8%
Cognizant Technology Solutions Corp. (Class A) (a)	5,869	367,458
FleetCor Technologies, Inc. (a)	2,139	294,369

		661,827

MACHINERY — 1.0%
Caterpillar, Inc.	1,792	117,125

MEDIA — 3.8%
Comcast Corp. (Class A)	7,734	439,910

OIL, GAS & CONSUMABLE FUELS — 2.4%
Marathon Petroleum Corp.	5,218	241,750
Valero Energy Corp.	467	28,067

		269,817

PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	2,857	169,134
Johnson & Johnson	1,649	153,934
Merck & Co., Inc.	3,117	153,949

		477,017

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Extra Space Storage, Inc.	984	75,926
Simon Property Group, Inc.	856	157,264

		233,190

ROAD & RAIL — 0.8%
Union Pacific Corp.	1,096	96,897

SOFTWARE — 8.2%
Electronic Arts, Inc. (a)	6,595	446,811
Oracle Corp.	7,382	266,638
Tableau Software, Inc. (Class A) (a)	2,812	224,341

		937,790

SPECIALTY RETAIL — 5.0%
AutoZone, Inc. (a)	180	130,289
Best Buy Co., Inc.	10,195	378,439

See Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
Home Depot, Inc.	564	$65,136

		573,864

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.9%
Apple, Inc.	6,158	679,227

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc.	456	56,074

TOBACCO — 4.4%
Altria Group, Inc.	3,513	191,107
Philip Morris International, Inc.	3,950	313,354

		504,461

TOTAL COMMON STOCKS
(Cost $11,563,830)		$11,381,210

SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b) (c) (Cost $105,556)	105,556	$105,556

TOTAL INVESTMENTS — 99.9% (d)
(Cost $11,669,386)		11,486,766

OTHER ASSETS & LIABILITIES — 0.1%		10,207

NET ASSETS — 100.0%		$11,496,973

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

See Notes to Schedules of Investments.

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 6.7%
General Dynamics Corp.	599	$82,632
Northrop Grumman Corp.	579	96,085

		178,717

AUTO COMPONENTS — 4.0%
Gentex Corp.	1,714	26,567
Goodyear Tire & Rubber Co.	2,720	79,778

		106,345

BANKS — 13.9%
Citigroup, Inc.	2,266	112,416
JPMorgan Chase & Co.	2,285	139,317
Wells Fargo & Co.	2,374	121,905

		373,638

BEVERAGES — 1.3%
Molson Coors Brewing Co. (Class B)	436	36,197

BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	580	31,558
Gilead Sciences, Inc.	150	14,728

		46,286

CAPITAL MARKETS — 0.6%
Goldman Sachs Group, Inc.	91	15,812

CHEMICALS — 3.0%
LyondellBasell Industries NV (Class A)	950	79,192

COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	1,570	41,213

CONSUMER FINANCE — 1.3%
Discover Financial Services	671	34,885

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.	310	13,488

ELECTRIC UTILITIES — 1.5%
Edison International	631	39,797

FOOD PRODUCTS — 3.6%
Bunge, Ltd.	710	52,043
Mondelez International, Inc. (Class A)	1,090	45,638

		97,681

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Abbott Laboratories	432	17,375

HEALTH CARE PROVIDERS & SERVICES — 6.0%
Anthem, Inc.	587	82,180
Cardinal Health, Inc.	327	25,120
McKesson Corp.	82	15,173

Security Description	Shares	Value
UnitedHealth Group, Inc.	340	$39,443

		161,916

HOTELS, RESTAURANTS & LEISURE — 3.7%
Norwegian Cruise Line Holdings, Ltd. (a)	1,410	80,793
Royal Caribbean Cruises, Ltd.	198	17,640

		98,433

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp.	5,433	53,189

INDUSTRIAL CONGLOMERATES — 1.0%
Danaher Corp.	310	26,415

INSURANCE — 10.0%
Everest Re Group, Ltd.	189	32,761
MetLife, Inc.	1,848	87,133
Prudential Financial, Inc.	1,163	88,632
Travelers Cos., Inc.	341	33,940
Validus Holdings, Ltd.	551	24,834

		267,300

MULTI-UTILITIES — 2.3%
PG&E Corp.	1,190	62,832

OIL, GAS & CONSUMABLE FUELS — 11.0%
Exxon Mobil Corp.	1,086	80,744
Marathon Petroleum Corp.	1,038	48,091
Occidental Petroleum Corp.	280	18,522
Valero Energy Corp.	1,339	80,474
WPX Energy, Inc. (a)	10,160	67,259

		295,090

PHARMACEUTICALS — 5.2%
Johnson & Johnson	668	62,358
Merck & Co., Inc.	1,558	76,949

		139,307

REAL ESTATE INVESTMENT TRUSTS — 3.4%
AvalonBay Communities, Inc.	396	69,229
WP GLIMCHER, Inc.	1,786	20,825

		90,054

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Broadcom Corp. (Class A)	781	40,167
Intel Corp.	1,990	59,978

		100,145

SOFTWARE — 3.0%
Electronic Arts, Inc. (a)	1,195	80,961

See Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 5.2%
American Eagle Outfitters, Inc.	3,100	$48,453
Best Buy Co., Inc.	2,439	90,536

		138,989

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Hewlett-Packard Co.	1,303	33,370
NetApp, Inc.	870	25,752

		59,122

TOTAL COMMON STOCKS
(Cost $2,644,373)		$2,654,379

SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b) (c) (Cost $27,188)	27,188	$27,188

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,671,561)		2,681,567

OTHER ASSETS & LIABILITIES — 0.1%		2,068

NET ASSETS — 100.0%		$2,683,635

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

See Notes to Schedules of Investments.

SPDR SSGA Risk Aware ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA Risk Aware Portfolio follows.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 7.0%
Capital Bank Financial Corp. (Class A) (a)	3,043	$91,990
First Connecticut Bancorp, Inc.	144	2,321
HomeTrust Bancshares, Inc. (a)	1,070	19,849
People’s United Financial, Inc.	759	11,939

		126,099

BEVERAGES — 6.0%
Coca-Cola Co.	1,011	40,561
Dr Pepper Snapple Group, Inc.	226	17,865
PepsiCo, Inc.	535	50,451

		108,877

BIOTECHNOLOGY — 3.3%
Amgen, Inc.	409	56,573
NewLink Genetics Corp. (a)	47	1,685
OvaScience, Inc. (a)	217	1,842

		60,100

COMMERCIAL SERVICES & SUPPLIES — 5.5%
Rollins, Inc.	315	8,464
Stericycle, Inc. (a)	658	91,666

		100,130

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. (Class B) (a)	573	74,719

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.2%
AT&T, Inc.	1,925	62,717
Verizon Communications, Inc.	1,549	67,397

		130,114

ELECTRIC UTILITIES — 2.2%
Entergy Corp.	238	15,494
FirstEnergy Corp.	775	24,265

		39,759

ELECTRICAL EQUIPMENT — 0.3%
Enphase Energy, Inc. (a)	1,643	6,079

FOOD & STAPLES RETAILING — 4.4%
Wal-Mart Stores, Inc.	1,218	78,975

FOOD PRODUCTS — 4.9%
General Mills, Inc.	1,010	56,691
Hershey Co.	229	21,041
TreeHouse Foods, Inc. (a)	144	11,202

		88,934

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Cooper Cos, Inc.	236	35,131

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 6.0%
McDonald’s Corp.	1,005	$99,023
Norwegian Cruise Line Holdings, Ltd. (a)	153	8,767

		107,790

HOUSEHOLD PRODUCTS — 5.3%
Kimberly-Clark Corp.	127	13,848
Procter & Gamble Co.	1,132	81,436

		95,284

INSURANCE — 1.4%
Allied World Assurance Co. Holdings AG	640	24,429

IT SERVICES — 1.7%
Visa, Inc. (Class A)	444	30,929

MEDIA — 0.4%
Eros International PLC (a)	293	7,967

METALS & MINING — 0.4%
Newmont Mining Corp.	430	6,910

MULTI-UTILITIES — 3.9%
CenterPoint Energy, Inc.	246	4,438
CMS Energy Corp.	416	14,693
Dominion Resources, Inc.	525	36,949
PG&E Corp.	271	14,309

		70,389

MULTILINE RETAIL — 6.6%
Dollar General Corp.	475	34,409
Dollar Tree, Inc. (a)	1,272	84,792

		119,201

OIL, GAS & CONSUMABLE FUELS — 2.2%
Kinder Morgan, Inc.	1,452	40,191

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	43	2,031

PHARMACEUTICALS — 13.4%
Allergan PLC (a)	246	66,865
Bristol-Myers Squibb Co.	911	53,931
Eli Lilly & Co.	149	12,470
Johnson & Johnson	442	41,261
Merck & Co., Inc.	982	48,501
Perrigo Co. PLC	119	18,715

		241,743

PROFESSIONAL SERVICES — 1.1%
Advisory Board Co. (a)	156	7,104
Verisk Analytics, Inc. (Class A) (a)	176	13,008

		20,112

See Notes to Schedules of Investments.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Security Description	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 1.2%
American Tower Corp.	80	$7,038
Annaly Capital Management, Inc.	1,550	15,299

		22,337

SOFTWARE — 1.1%
Infoblox, Inc. (a)	1,266	20,231

SPECIALTY RETAIL — 5.1%
AutoZone, Inc. (a)	127	91,926

TOBACCO — 1.0%
Altria Group, Inc.	336	18,278

WATER UTILITIES — 1.8%
American Water Works Co., Inc.	592	32,607

TOTAL COMMON STOCKS
(Cost $1,874,095)		$1,801,272

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b) (c) (Cost $8,262)	8,262	$8,262

TOTAL INVESTMENTS — 99.9% (d)
(Cost $1,882,357)		1,809,534

OTHER ASSETS & LIABILITIES — 0.1%		1,535

NET ASSETS — 100.0%		$1,811,069

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

See Notes to Schedules of Investments.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio investment is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•	Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Senior or other loans are valued at evaluated mid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the committee determines that there are no reliable valuations available from pricing sources or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors effecting the loan.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”) and in accordance with Portfolio procedures to stabilize net asset value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolios’ net asset value and the prices used by the Portfolios’ benchmark indices, which in turn could result in a difference between the Portfolios’ performance and the performance of the Portfolios’ benchmark indices. Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

The Portfolios value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of September 30, 2015:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
SSGA Multi-Asset Real Return Portfolio	$116,212,505	$—	$—	$116,212,505
SSGA Income Allocation Portfolio	110,298,107	—	—	110,298,107
SSGA Global Allocation Portfolio	158,400,263	—	—	158,400,263
Blackstone / GSO Senior Loan Portfolio	32,080,864	657,549,820	—	689,630,684
SSGA Ultra Short Term Bond Portfolio	200,254	15,929,088	—	16,129,342
State Street DoubleLine Total Return Tactical Portfolio	138,069,672	1,055,229,275	—	1,193,298,947
SSGA MFS Systematic Core Equity Portfolio	5,550,562	—	—	5,550,562
SSGA MFS Systematic Growth Equity Portfolio	11,486,766	—	—	11,486,766
SSGA MFS Systematic Value Equity Portfolio	2,681,567	—	—	2,681,567
SSGA Risk Aware Portfolio	1,809,534	—	—	1,809,534

The Portfolios had no transfers between levels for the period ended September 30, 2015.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at September 30, 2015, and for the period then ended are:

SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
Barclays TIPS ETF	400,523	$22,321,147	$1,177,455	21,226	$2,028,992	36,742	385,007	$21,260,087	$—	$(59,468)
DB International Government Inflation-Protected Bond ETF	119,100	6,539,781	1,431,094	27,226	628,926	11,869	134,457	6,997,142	—	(29,662)
S&P Global Natural Resources ETF	938,966	39,483,520	1,603,515	38,800	4,766,084	134,675	843,091	27,375,165	—	(1,637,150)
S&P International Energy Sector ETF	144,816	2,802,190	50,568	2,650	156,704	9,470	137,996	2,145,838	21,256	(32,602)
S&P Metals & Mining ETF	25,451	619,223	100,498	4,350	35,490	1,913	27,888	466,287	2,816	(8,705)
Energy Select Sector Fund	88,920	6,683,227	297,774	4,000	665,282	10,065	82,855	5,070,726	40,393	(143,048)
Dow Jones International Real Estate ETF	286,691	12,000,886	252,602	6,485	1,347,496	33,080	260,096	10,232,176	72,142	(48,620)
Dow Jones REIT ETF	158,157	13,345,286	—	—	3,138,282	35,369	122,788	10,580,642	95,721	30,231
State Street Institutional Liquid Reserves Fund	6,724,192	6,724,192	6,532,277	6,532,277	2,269,967	2,269,967	10,986,502	10,986,502	2,350	—

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
S&P Dividend ETF	63,111	$4,809,689	$1,265,430	16,409	$1,333,955	18,205	61,315	$4,424,490	$30,585	$(18,305)
Wells Fargo Preferred Stock ETF	138,428	6,006,391	77,827	1,792	653,673	14,818	125,402	5,485,084	74,507	(9,196)
Consumer Discretionary Select Sector Fund	32,130	2,457,303	38,759	510	228,781	2,946	29,694	2,205,077	8,697	5,506
Financial Select Sector Fund	—	—	2,494,818	99,536	61,051	2,652	96,884	2,195,391	11,142	5
Health Care Select Sector Fund	33,002	2,455,019	115,631	1,626	199,529	2,696	31,932	2,114,856	8,438	25,830
Barclays Convertible Securities ETF	126,174	6,002,097	196,501	4,191	413,359	8,889	121,476	5,432,407	39,163	(454)
Barclays High Yield Bond ETF	521,165	20,028,371	376,770	9,897	2,467,109	66,269	464,793	16,574,518	285,559	(169,671)
Barclays Long Term Corporate Bond ETF	444,142	17,006,197	270,003	6,965	3,982,582	104,744	346,363	13,272,630	177,828	(336,324)
Barclays Long Term Treasury Bond ETF	125,248	8,556,943	3,123,892	43,667	1,841,222	27,029	141,886	10,146,268	54,478	(76,318)
Barclays TIPS ETF	33,157	1,847,840	1,207,843	21,535	243,360	4,402	50,290	2,777,014	—	(3,676)
S&P Global Infrastructure 100 ETF	76,611	3,573,137	247,080	5,468	229,532	5,068	77,011	3,298,381	—	16,129
S&P International Dividend ETF	85,886	3,561,693	348,304	8,756	1,140,429	31,817	62,825	2,133,537	29,793	(358,356)
STOXX Europe 50 ETF	136,012	4,729,137	433,376	12,778	441,562	12,701	136,089	4,300,412	20,221	2,295
Barclays Emerging Markets Local Bond ETF	135,253	3,662,651	178,224	6,843	186,673	7,302	134,794	3,313,236	—	(6,560)
Dow Jones International Real Estate ETF	116,337	4,869,867	1,592,458	38,665	1,660,469	39,847	115,155	4,530,198	31,749	(14,754)
Barclays Intermediate Term Corporate Bond ETF	72,189	2,449,373	1,048,528	30,984	163,209	4,816	98,357	3,339,220	15,835	(380)
Dow Jones REIT ETF	98,588	8,318,855	1,349,088	15,461	2,944,689	32,953	81,096	6,988,042	62,841	103,833

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	2,787,882	$2,787,882	$5,346,513	5,346,513	$2,100,666	2,100,666	6,033,729	$6,033,729	$983	$—

SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
S&P 500 ETF Trust	63,090	$12,987,076	$3,801,577	18,416	$6,552,897	32,423	49,083	$9,405,775	$50,724	$97,536
Consumer Discretionary Select Sector Fund	38,328	2,931,325	523,524	6,773	97,337	1,296	43,805	3,252,959	12,658	1,069
Financial Select Sector Fund	—	—	3,515,890	140,514	31,217	1,398	139,116	3,152,369	15,785	(419)
Health Care Select Sector Fund	39,379	2,929,404	518,588	6,974	87,665	1,214	45,139	2,989,556	11,769	4,546
Barclays Aggregate Bond ETF	50,686	2,909,377	522,336	9,059	214,295	3,729	56,016	3,238,285	20,109	(4,587)
Barclays High Yield Bond ETF	599,493	23,038,516	4,177,128	112,272	7,119,449	190,113	521,652	18,602,110	328,493	(456,296)
Barclays Intermediate Term Corporate Bond ETF	41,866	1,420,513	244,857	4,562	—	514	45,914	1,660,630	—	26
Barclays Intermediate Term Treasury ETF	—	—	1,623,611	26,779	—	—	26,779	1,623,611	—	—
Barclays Long Term Corporate Bond ETF	302,860	11,596,510	157,156	40,474	3,437,080	90,663	252,671	9,682,353	118,661	(249,876)
Barclays Long Term Treasury ETF	65,248	4,457,743	5,328,526	74,497	1,651,794	24,389	115,356	8,249,108	30,235	(73,369)
Barclays TIPS ETF	52,369	2,918,525	2,275,444	40,648	289,058	5,228	87,789	4,847,708	—	(5,651)
S&P International Small Cap ETF	143,131	4,368,358	858,318	29,123	1,785,318	1,791	170,463	4,691,142	—	788
S&P World ex-US ETF	785,051	22,075,634	4,686,720	168,185	1,761,249	65,136	888,100	22,495,573	—	(108,793)
Dow Jones International Real Estate ETF	68,930	2,885,410	2,353,065	56,648	1,785,318	42,722	82,856	3,259,555	22,538	(12,646)
Dow Jones REIT ETF	117,788	9,938,950	3,236,643	36,668	5,113,565	57,072	97,384	8,391,579	74,453	(57,853)
State Street Institutional Liquid Reserves Fund	15,054,957	15,054,957	13,657,693	13,657,693	2,636,507	2,636,507	26,076,143	26,076,143	5,449	—

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	11,996,420	$11,996,420	$112,354,870	112,354,870	$92,270,426	92,270,426	32,080,864	$32,080,864	$8,937	$(46,265)

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

SSGA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	487,918	$487,918	$1,328,312	1,328,312	$1,615,976	1,615,976	200,254	$200,254	$59	$(100)

State Street DoubleLine Total Return Tactical Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	152,859,462	$152,859,462	$406,902,542	406,902,542	$421,692,332	421,692,332	138,069,672	$138,069,672	$47,444	$—

SSGA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	26,105	$26,105	$42,971	42,971	$16,835	16,835	52,241	$52,241	$10	$(14,059)

SSGA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	63,671	$63,671	$78,386	78,386	$36,501	36,501	105,556	$105,556	$22	$17,120

SSGA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	27,610	$27,610	$23,220	23,220	$23,642	23,642	27,188	$27,188	$6	$27,941

State Street Risk Aware Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	9,120	$9,120	$15,021	15,021	$15,879	15,879	8,262	$8,262	$3	$(74,449)

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$146,638,002	$909,193	$(31,334,690)	$(30,425,497)
SSGA Income Allocation Portfolio	116,377,744	1,346,466	(7,426,103)	(6,079,637)
SSGA Global Allocation Portfolio	166,480,588	987,336	(9,067,661)	(8,080,325)
Blackstone / GSO Senior Loan Portfolio	720,186,603	934,348	(30,623,001)	(29,688,653)
SSGA Ultra Short Term Bond Portfolio	16,158,599	3,402	(32,659)	(29,257)
State Street DoubleLine Total Return Tactical Portfolio	1,198,952,247	6,811,150	(12,393,305)	(5,582,155)
SSGA MFS Systematic Core Equity Portfolio	5,537,877	268,090	(255,405)	12,685
SSGA MFS Systematic Growth Equity Portfolio	11,669,386	325,785	(508,405)	(182,620)
SSGA MFS Systematic Value Equity Portfolio	2,671,561	192,481	(182,475)	10,006
SSGA Risk Aware Portfolio	1,882,357	70,447	(143,270)	(72,823)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Quarterly Report

30 September 2015

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)

Schedule of Investments	1

Notes to Schedule of Investments	2

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 7.4%
Asciano, Ltd. (a)	19,264	$114,106
Aurizon Holdings, Ltd. (a)	98,630	348,618
Transurban Group (a)	88,964	623,485

		1,086,209

CANADA — 0.8%
Veresen, Inc.	16,200	123,249

FRANCE — 6.0%
Aeroports de Paris (a)	951	107,828
Suez Environnement Co. (a)	13,485	242,067
Vinci SA (a)	8,475	538,359

		888,254

HONG KONG — 4.5%
Beijing Enterprises Holdings, Ltd. (a)	13,000	78,315
COSCO Pacific, Ltd. (a)	172,700	223,439
Power Assets Holdings, Ltd. (a)	37,800	357,696

		659,450

ITALY — 3.4%
Atlantia SpA (a)	7,966	222,601
Enel SpA (a)	61,433	273,832

		496,433

JAPAN — 8.1%
Central Japan Railway Co. (a)	3,400	549,089
East Japan Railway Co. (a)	7,700	649,929

		1,199,018

MEXICO — 0.9%
Grupo Aeroportuario del Sureste SAB de CV (Class B)	8,555	130,384

SPAIN — 8.6%
Abertis Infraestructuras SA (a)	18,144	286,785
Enagas SA (a)	7,758	222,236
Ferrovial SA (a)	22,025	526,299
Red Electrica Corp. SA (a)	2,732	226,620

		1,261,940

SWITZERLAND — 1.2%
Flughafen Zuerich AG (a)	250	173,562

UNITED KINGDOM — 8.1%
National Grid PLC (a)	54,265	756,756
Severn Trent PLC (a)	1,845	61,113
United Utilities Group PLC (a)	18,111	254,179
VTTI Energy Partners LP (b) (c)	5,916	115,776

		1,187,824

UNITED STATES — 49.5%
American Electric Power Co., Inc.	2,300	130,778
American Tower Corp.	3,500	307,930

Security Description	Shares	Value
California Water Service Group	4,500	$99,540
Crown Castle International Corp.	10,335	815,121
Dominion Resources, Inc.	5,968	420,028
DTE Energy Co.	5,984	480,934
Edison International	5,009	315,918
Energy Transfer Partners LP (b)	7,129	292,788
EnLink Midstream Partners LP (b)	5,531	87,169
Enterprise Products Partners LP (b)	5,800	144,420
EQT Midstream Partners LP (b)	4,760	315,731
Eversource Energy	8,962	453,656
Exelon Corp.	13,898	412,771
Genesee & Wyoming, Inc. (Class A) (c)	4,600	271,768
ITC Holdings Corp.	4,700	156,698
NextEra Energy Partners LP (b)	6,500	141,700
NextEra Energy, Inc.	4,010	391,175
NiSource, Inc.	15,219	282,312
NRG Yield, Inc. (Class A)	16,200	180,630
PG&E Corp.	3,300	174,240
Sempra Energy	2,405	232,612
Summit Midstream Partners LP (b)	6,320	111,422
Sunoco Logistics Partners LP (b)	6,871	196,923
TerraForm Power, Inc. (Class A) (c)	5,000	71,100
Tesoro Logistics LP (b)	2,200	99,000
Union Pacific Corp.	5,294	468,042
Williams Cos., Inc.	6,000	221,100

		7,275,506

TOTAL COMMON STOCKS
(Cost $15,896,081)		$14,481,829

SHORT TERM INVESTMENT — 3.0%
MONEY MARKET FUND — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d) (e) (Cost $446,369)	446,369	446,369

TOTAL INVESTMENTS — 101.5% (e)
(Cost $16,342,450)		14,928,198
OTHER ASSETS & LIABILITIES — (1.5)%		(227,257)

NET ASSETS — 100.0%		$14,700,941

(a)	Value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(b)	Master Limited Partnership. Represents $1,504,929 or 10.2% of net assets.
(c)	Non-income producing security
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

See Notes to Schedule of Investments.

1

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio procedures to stabilize net asset value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield

2

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$7,644,915	$6,836,914	$—	$14,481,829
Short Term Investment	446,369	—	—	446,369

Total Investments	$8,091,284	$6,836,914	$—	$14,928,198

Transactions with Affiliates

The Portfolio may invest in certain money market funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Portfolio at September 30, 2015, and for the period then ended are:

	Value at 1/21/15*	Purchased		Sold		Value at 9/30/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund, Premier Class	$0	8,889,849	8,889,849	8,443,480	8,443,480	$446,369	$202	$0

*	Commenced operations

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Infrastructure & MLP Portfolio	$16,342,450	$234,802	$(1,649,054)	$(1,414,252)

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.ssgafunds.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

3

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 25, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: November 25, 2015